Eaton Vance
Global Macro Absolute Return Advantage Fund
July 31, 2026 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2026, the value of the Fund’s investment in the Portfolio was $5,814,903,168 and the Fund owned 75.8% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 3.36%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$331	$ 23,765
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.869%, (6.486% - 30-day SOFR Average), 10/25/40(2)	774	45,264
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	40,498	34,839,850
Total Collateralized Mortgage Obligations (identified cost $39,995,952)		$ 34,908,879

Common Stocks — 12.4%

Security	Shares	Value
Belgium — 0.1%
Cenergy Holdings SA	154,785	$ 3,865,884
		$ 3,865,884
Canada — 0.0%†
Amaroq Ltd.(5)	2,275,400	$ 3,245,124
		$ 3,245,124
China — 0.0%†
Shimao Group Holdings Ltd.(5)	890,714	$ 7,262
Sunac China Holdings Ltd.(5)	5,204,820	365,444
Times China Holdings Ltd.(5)	2,345,326	8,348
		$ 381,054
Cyprus — 0.6%
Bank of Cyprus Holdings PLC(6)	600,000	$ 7,129,101
Bank of Cyprus Holdings PLC(6)	3,192,024	37,871,276
		$ 45,000,377
Georgia — 0.3%
Georgia Capital PLC(5)	490,372	$ 26,220,089
		$ 26,220,089
Greece — 1.8%
Aktor SA Holding Co. Technical & Energy Projects(5)	226,111	$ 2,743,608
Alpha Bank SA	2,004,346	9,939,013
Security	Shares	Value
Greece (continued)
Athens International Airport SA	109,579	$ 1,335,432
CrediaBank SA(5)	4,386,055	5,069,629
Eurobank SA	3,793,402	19,602,574
GEK TERNA SA	173,543	9,084,126
Hellenic Telecommunications Organization SA	280,039	6,463,057
Helleniq Energy Holdings SA	124,300	1,859,464
Holding Co. ADMIE IPTO SA	107,976	561,013
Ideal Holdings SA	88,382	614,654
JUMBO SA	183,084	5,116,024
LAMDA Development SA(5)	107,574	787,001
Metlen Energy & Metals PLC	241,684	12,888,294
Motor Oil (Hellas) Corinth Refineries SA	105,909	6,221,807
National Bank of Greece SA	878,146	16,431,028
Optima bank SA	300,354	3,638,695
Piraeus Bank SA	1,327,751	15,486,973
Public Power Corp. SA	709,879	18,292,223
Qualco Group SA(5)	205,222	1,358,262
Titan SA	58,760	3,536,454
		$ 141,029,331
Hungary — 1.3%
Magyar Telekom Telecommunications PLC	1,136,907	$ 9,855,612
MOL Hungarian Oil & Gas PLC(5)	1,365,465	19,550,308
OTP Bank Nyrt	397,693	58,914,957
Richter Gedeon Nyrt	198,287	7,388,009
		$ 95,708,886
Iceland — 0.7%
Arion Banki Hf.(3)	7,000,132	$ 11,015,840
Bera Hf.(5)	12,186,826	1,474,889
Eik fasteignafelag Hf.	11,971,940	1,441,988
Eimskipafelag Islands Hf.	809,063	1,653,590
Festi Hf.	1,655,642	4,171,341
Hagar Hf.	6,527,976	6,312,438
Hampidjan Hf.	1,332,529	948,408
Heimar Hf.	9,470,888	2,637,155
Icelandair Group Hf.(5)	237,092,219	1,373,693
Islandsbanki Hf.	11,449,130	13,584,439
Kaldalon Hf.	1,524,500	324,399
Kvika banki Hf.	24,176,345	2,675,201
Reitir fasteignafelag Hf.	3,221,540	2,986,648
Siminn Hf.	15,606,618	1,616,110
Sjova-Almennar Tryggingar Hf.	959,500	333,866
Skagi Hf.	9,151,064	1,398,207
		$ 53,948,212

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India — 1.2%
Ambuja Cements Ltd.	368,600	$ 1,668,285
Apollo Hospitals Enterprise Ltd.	28,500	2,673,794
Asian Paints Ltd.	72,600	2,088,348
Bharti Airtel Ltd.	98,800	2,041,141
Dabur India Ltd.	372,500	1,645,143
DLF Ltd.	321,100	2,217,912
Fortis Healthcare Ltd.	225,100	2,230,149
HDFC Asset Management Co. Ltd.(3)	78,400	2,147,931
HDFC Bank Ltd.	210,400	1,647,812
HDFC Life Insurance Co. Ltd.(3)	264,900	1,522,031
Hero MotoCorp Ltd.	35,200	1,987,052
Hindustan Aeronautics Ltd.(7)	19,900	969,342
Hindustan Unilever Ltd.	78,400	1,725,799
ICICI Bank Ltd.	140,900	2,117,607
ICICI Prudential Life Insurance Co. Ltd.(3)	294,800	1,591,672
Infosys Ltd.	486,887	5,783,754
ITC Ltd.	606,100	1,784,333
Jindal Steel Ltd.	183,100	2,117,303
JSW Steel Ltd.	167,800	2,233,547
Kwality Wall's India Ltd.(5)	38,500	12,469
Lodha Developers Ltd.(3)	211,000	2,750,388
Marico Ltd.	259,200	2,364,567
Maruti Suzuki India Ltd.	12,700	1,893,886
Max Healthcare Institute Ltd.	192,600	2,216,741
Muthoot Finance Ltd.	49,900	1,630,329
Nippon Life India Asset Management Ltd.(3)	235,200	2,861,104
Oberoi Realty Ltd.	133,200	2,550,431
One 97 Communications Ltd.(5)	165,800	2,332,828
Persistent Systems Ltd.	132,800	7,729,111
Reliance Industries Ltd.	141,700	1,940,078
SBI Life Insurance Co. Ltd.(3)	94,300	1,859,001
State Bank of India	183,800	1,978,133
Tata Consultancy Services Ltd.	258,300	6,408,309
Tata Steel Ltd.	1,047,400	2,084,004
TVS Motor Co. Ltd.	54,400	2,457,747
UltraTech Cement Ltd.	15,800	1,970,380
Varun Beverages Ltd.	411,600	1,907,318
Wipro Ltd.	3,335,507	6,433,607
		$ 93,573,386
Luxembourg — 0.0%†
Alvotech SA(5)	593,154	$ 2,290,636
		$ 2,290,636
Nigeria — 0.2%
Access Holdings PLC(5)	10,884,219	$ 208,249
Security	Shares	Value
Nigeria (continued)
Fidelity Bank PLC(5)	5,100,327	$ 80,268
First HoldCo PLC(5)	45,834,102	4,321,866
Guaranty Trust Holding Co. PLC	14,809,316	1,409,256
Nigerian Breweries PLC(5)	2,078,768	111,198
Transnational Corp. of Nigeria PLC	3,836,054	117,665
United Bank for Africa PLC	50,208,108	1,633,685
Zenith Bank PLC	43,000,662	3,888,543
		$ 11,770,730
Philippines — 0.1%
Ayala Corp.	137,730	$ 1,150,483
Ayala Land, Inc.	2,767,290	762,238
Bank of the Philippine Islands	497,258	830,648
BDO Unibank, Inc.	1,064,648	2,158,179
SM Investments Corp.	191,400	1,853,848
SM Prime Holdings, Inc.	7,755,199	2,318,079
		$ 9,073,475
Poland — 0.1%
Budimex SA	16,687	$ 3,236,448
Grupa Kety SA	8,283	2,775,389
		$ 6,011,837
Slovenia — 0.4%
Nova Ljubljanska Banka DD GDR(7)	646,588	$ 33,647,683
		$ 33,647,683
Switzerland — 0.0%†
Oculis Holding AG(5)	109,990	$ 1,223,321
		$ 1,223,321
Taiwan — 0.8%
Cathay Financial Holding Co. Ltd.	2,598,000	$ 8,085,704
CTBC Financial Holding Co. Ltd.	4,188,000	8,358,970
E.Sun Financial Holding Co. Ltd.	7,192,000	8,577,978
Fubon Financial Holding Co. Ltd.	1,977,000	7,880,264
KGI Financial Holding Co. Ltd.	10,318,000	9,748,249
SinoPac Financial Holdings Co. Ltd.	7,536,780	9,399,416
Yuanta Financial Holding Co. Ltd.	4,076,000	8,503,300
		$ 60,553,881
United Arab Emirates — 2.3%
Aldar Properties PJSC	33,541,100	$ 67,668,653

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates (continued)
Emaar Properties PJSC	32,803,400	$ 97,904,038
Kyivstar Group Ltd.(5)	1,071,700	14,532,252
		$ 180,104,943
United States — 0.1%
Gold Reserve Ltd.(5)	659,216	$ 2,992,841
JBT Marel Corp.(6)	10,075	1,395,085
JBT Marel Corp.(6)	8,125	1,148,601
		$ 5,536,527
Uzbekistan — 0.4%
National Investment Fund of the Republic of Uzbekistan JSC GDR(3)(5)	863,823	$ 28,290,203
		$ 28,290,203
Vietnam — 2.0%
Asia Commercial Bank JSC	8,652,523	$ 7,197,092
Bank for Foreign Trade of Vietnam JSC	1,915,167	4,305,883
Bank for Investment & Development of Vietnam JSC	3,339,500	4,814,653
Binh Minh Plastics JSC	334,600	1,947,186
Coteccons Construction JSC	1,639,858	3,799,624
Dien May Xanh Investment JSC(5)	3,406,000	10,360,259
Duc Giang Chemicals JSC	320,200	474,725
FPT Corp.	2,237,067	5,692,550
FPT Digital Retail JSC(5)	752,850	3,545,423
Gemadept Group Corp.	2,640,400	7,723,940
Hoa Phat Group JSC	6,182,456	5,093,228
IDICO Corp. JSC	1,363,510	1,688,800
Khang Dien House Trading & Investment JSC(5)	2,691,603	1,785,563
KIDO Group Corp.	62,877	119,840
Kinh Bac City Development Holding Corp.(5)	2,639,200	2,773,101
Masan Group Corp.(5)	1,882,640	4,723,890
Military Commercial Joint Stock Bank	5,066,912	4,326,280
Mobile World Investment Corp.	3,423,800	9,084,179
Nam Long Investment Corp.	4,585,392	3,869,080
PetroVietnam Gas JSC	1,609,000	4,190,086
Phat Dat Real Estate Development Corp.(5)	914,112	397,715
Phu Nhuan Jewelry JSC	991,299	1,167,647
Refrigeration Electrical Engineering Corp.	1,307,009	2,308,641
Saigon Beer Alcohol Beverage Corp.	1,603,300	2,650,182
Saigon Treasure Commercial JSB(5)	1,609,900	4,360,807
SSI Securities Corp.	4,638,951	4,144,315
Techcom Securities JSC	3,117,043	4,856,290
Vietnam Dairy Products JSC	3,484,296	8,061,050
Vietnam Joint Stock Commercial Bank for Industry & Trade	1,290,592	1,509,074
Security	Shares	Value
Vietnam (continued)
Vietnam Prosperity JSC Bank	1,777,200	$ 1,670,342
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	3,619,866
Vingroup JSC(5)	1,752,104	14,134,944
Vinh Hoan Corp.	695,100	1,387,482
Vinhomes JSC(3)	1,727,300	9,645,110
VP Bank Securities Ltd. Co.(5)	2,455,448	2,366,467
		$ 149,795,314
Total Common Stocks (identified cost $824,987,005)		$ 951,270,893

Convertible Bonds — 0.0%†

Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Sunac China Holdings Ltd., 0.00%, 6/23/28(3)	USD	3,353	$ 452,958
Times China Holdings Ltd.:
0.00%, 3/30/27(3)	USD	4,149	29,000
0.00%, 3/30/27(3)	USD	860	5,203
Total Convertible Bonds (identified cost $1,125,861)			$ 487,161

Credit Linked Notes — 0.1%

Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania), 13.50%, 8/2/35(8)	TZS	13,095,598	$ 5,863,471
Total Credit Linked Notes (identified cost $5,843,313)			$ 5,863,471

Foreign Corporate Bonds — 8.7%

Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(7)	USD	11,545	$ 11,817,048
			$ 11,817,048

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil — 0.8%
Braskem Netherlands Finance BV:
4.50%, 1/31/30(7)	USD	26,329	$ 14,333,771
7.25%, 2/13/33(7)	USD	18,119	9,806,909
8.00%, 10/15/34(7)	USD	14,962	8,126,461
Raizen Fuels Finance SA:
5.70%, 1/17/35(7)	USD	19,700	10,473,308
6.25%, 7/8/32(7)	USD	25,639	13,648,921
6.45%, 3/5/34(7)	USD	3,814	2,038,106
			$ 58,427,476
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	2,385	$ 74,531
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(10)	USD	871	18,627
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(10)	USD	1,307	16,339
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(10)	USD	1,307	16,339
5.95%, (0.05% cash and 5.90% PIK), 7/21/31(3)	USD	4,903	67,409
Times China Holdings Ltd.:
4.00%, (1.00% cash and 3.00% PIK), 3/30/29(3)	USD	929	26,711
4.20%, (0.00% cash and 4.20% PIK), 9/30/32(3)	USD	3,466	82,312
			$ 302,268
Georgia — 0.2%
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	$ 13,734,513
			$ 13,734,513
Iceland — 0.0%
Wow Air Hf., 0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(12)	EUR	5,621	$ 0
			$ 0
India — 0.8%
ICICI Bank Ltd./IFSC, 5.459%, 7/30/31(3)(13)	USD	39,760	$ 39,965,624
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	25,597,186
			$ 65,562,810
Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 21,020,169
Security	Principal Amount (000's omitted)		Value
Kazakhstan (continued)
ForteBank JSC:
7.75%, 2/4/30(3)	USD	5,051	$ 5,182,049
9.75% to 11/3/30(7)(12)(14)	USD	17,500	18,097,027
			$ 44,299,245
Kyrgyzstan — 0.2%
Eldik Bank OAO, 8.50%, 4/23/31(7)	USD	14,210	$ 14,186,143
			$ 14,186,143
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(9)	USD	5,542	$ 49,881
10.00%, 12/19/22(7)(9)	USD	2,697	24,272
			$ 74,153
Mongolia — 0.3%
Golomt Bank, 7.95%, 5/14/29(7)	USD	10,204	$ 10,244,718
State Bank JSC, 8.90%, 9/25/28(7)	USD	9,890	9,932,837
			$ 20,177,555
Nigeria — 0.5%
Dangote Petroleum Refinery & Petrochemicals FZE, 7.50%, 7/16/31(7)	USD	37,340	$ 37,283,877
			$ 37,283,877
Supranational — 0.1%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,698,154
European Bank for Reconstruction & Development, 17.35%, 3/1/27(7)	USD	1,282	1,331,731
			$ 7,029,885
Ukraine — 0.5%
Kernel Holding SA, 6.75%, 10/27/27(7)	USD	8,529	$ 8,337,426
MHP Lux SA:
6.25%, 9/19/29(3)	USD	2,676	2,504,224
6.25%, 9/19/29(7)	USD	5,868	5,491,325
10.50%, 7/28/29(7)	USD	23,172	24,121,677
			$ 40,454,652
Uzbekistan — 2.9%
Aloqabank JSC, 7.70%, 5/18/31(7)	USD	10,856	$ 10,819,590
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	851,290,000	71,268,414
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	153,630,000	13,252,564

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Uzbekistan (continued)
Ipoteka-Bank ATIB: (continued)
20.50%, 4/25/27(7)	UZS	234,440,000	$ 20,347,319
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	5,911	6,390,974
20.75%, 9/15/28	UZS	584,720,000	51,872,439
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(12)(14)	USD	27,400	28,474,707
19.95%, 4/25/28(7)	UZS	211,050,000	18,589,169
21.00%, 7/24/27(7)	UZS	10,000,000	877,313
			$ 221,892,489
Venezuela — 1.7%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(9)	USD	21,113	$ 7,748,508
6.00%, 10/28/22(7)(9)	USD	61,238	22,351,904
6.00%, 5/16/24(7)(9)	USD	19,821	7,479,687
6.00%, 11/15/26(7)(9)(13)	USD	26,088	9,887,491
8.50%, 10/20/27	USD	252	294,255
8.50%, 10/20/27	USD	28,407	33,236,190
9.00%, 11/17/21(7)(9)	USD	33,173	14,392,857
9.75%, 5/17/35(7)(9)	USD	34,576	15,742,347
12.75%, 2/17/22(7)(9)	USD	38,793	19,299,484
			$ 130,432,723
Total Foreign Corporate Bonds (identified cost $604,499,110)			$ 665,674,837

Insurance Linked Securities — 2.0%

Security	Shares	Value
Reinsurance Side Cars — 1.3%
Beacon RE(5)(11)(15)(16)	11,813,778	$ 12,039,421
Beacon RE(5)(11)(15)(16)	14,186,222	14,186,222
Eden Re II Ltd.:
Series 2024A, 0.00%, 3/17/28(3)(11)(15)(16)	136,842	378,971
Series 2025A, 0.00%, 3/19/30(3)(11)(15)(16)	83,721	2,055,558
Mt. Logan Re Ltd.:
Participating Units(5)(11)(15)(16)	23,000,000	25,389,700
Series A-1(11)(16)(17)	8,600	13,758,623
PartnerRe Ltd.(5)(11)(16)	32	34,614,755
		$ 102,423,250
Segregated Account/Funds — 0.7%
1863 Fund Ltd. - Core Nat Cat Fund(5)(11)(16)	26,351,916	$ 36,436,794
Security	Shares	Value
Segregated Account/Funds (continued)
PartnerRe ILS Fund SAC Ltd.(5)(11)(16)(17)	13,000,000	$ 18,980,000
		$ 55,416,794
Total Insurance Linked Securities (identified cost $130,821,762)		$ 157,840,044

Preferred Stocks — 0.1%

Security	Shares	Value
Puerto Rico — 0.1%
Liberty Latin America Ltd., Series A, 9.00%(5)	216,690	$ 4,385,806
Total Preferred Stocks (identified cost $4,131,767)		$ 4,385,806

Senior Floating-Rate Loans — 3.0%(18)

Borrower/Description	Principal Amount (000’s omitted)		Value
Argentina — 1.1%
Provincia De Neuquen:
Term Loan, 11.154%, (1 mo. USD Term SOFR + 7.30%), 5/28/27		$1,762	$ 1,780,016
Term Loan, 11.158%, (1 mo. USD Term SOFR + 7.30%), 5/28/27		1,241	1,253,360
VMOS SA:
Term Loan, 9.338% - 9.342%, (6 mo. USD Term SOFR + 5.50%), 7/8/30		58,895	60,595,042
Term Loan, 7/8/30(19)		18,395	18,395,020
			$ 82,023,438
Suriname — 1.3%
Staatsolie Maatschappij Suriname NV:
Revolving Loan, 4/26/32(19)		$88,001	$ 88,000,841
Term Loan, 9.31% - 9.413%, (3 mo. USD Term SOFR + 5.50%), 5/24/32		9,999	10,183,404
			$ 98,184,245
Uzbekistan — 0.6%
Joint Stock Commercial Bank Agrobank, Term Loan, 17.25%, 7/21/28(20)	UZS	583,040,000	$ 48,803,516
			$ 48,803,516
Total Senior Floating-Rate Loans (identified cost $226,060,766)			$ 229,011,199

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 48.7%

Security	Principal Amount (000's omitted)		Value
Albania — 1.1%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	$ 1,148,325
3.90%, 1/22/30	ALL	315,900	3,910,088
4.05%, 2/7/32	ALL	732,800	8,891,488
4.30%, 7/10/27	ALL	805,900	10,015,629
4.70%, 2/23/27	ALL	197,200	2,450,951
4.95%, 7/22/29	ALL	2,338,600	29,902,866
5.25%, 1/26/29	ALL	1,230,400	15,765,040
5.25%, 1/23/35	ALL	345,600	4,392,333
5.59%, 2/19/40	ALL	237,700	2,910,768
6.13%, 7/25/34	ALL	83,800	1,108,049
			$ 80,495,537
Angola — 0.3%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	8,800	$ 8,279,729
9.244%, 1/15/31(7)	USD	4,161	4,363,609
9.375%, 3/31/33(7)	USD	9,118	9,418,311
			$ 22,061,649
Argentina — 4.4%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(21)	USD	236,908	$ 129,325,708
1.00%, 7/9/29	USD	1,094	582,479
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(13)(21)	USD	43,623	32,346,455
4.125% to 7/9/27, 7/9/35(13)(21)	USD	42,863	33,990,359
5.00%, 1/9/38	USD	11,309	9,347,184
6.055%, 12/15/35(4)	EUR	138,291	20,948,464
Province of Santa Fe, 8.10%, 12/11/34(7)	USD	21,808	21,808,000
Provincia de Cordoba:
8.60%, 2/3/35(3)	USD	13,469	13,398,294
9.75%, 7/2/32(3)	USD	19,296	20,651,545
9.75%, 7/2/32(7)	USD	8,044	8,609,091
Provincia del Chubut Argentina, 9.45%, 4/29/36(3)	USD	45,743	48,794,973
			$ 339,802,552
Armenia — 2.7%
Republic of Armenia Treasury Bonds:
7.40%, 4/29/29	AMD	4,982,900	$ 13,626,374
Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bonds: (continued)
8.60%, 4/29/30	AMD	11,461,293	$ 32,400,818
9.00%, 10/29/35	AMD	29,921,394	86,014,497
9.25%, 4/29/28	AMD	4,274,790	12,061,482
9.60%, 10/29/33	AMD	15,725,240	46,685,125
9.75%, 10/29/50	AMD	1,586,875	4,708,693
9.75%, 10/29/52	AMD	1,720,950	5,070,448
12.50%, 10/29/37	AMD	1,713,480	6,078,222
			$ 206,645,659
Barbados — 0.5%
Barbados Government International Bonds, 8.00%, 6/26/35(7)(13)	USD	35,191	$ 37,346,449
			$ 37,346,449
Bosnia and Herzegovina — 1.6%
Federation of Bosnia & Herzegovina Eurobond, 5.00%, 6/4/31(7)(13)	EUR	70,414	$ 79,829,524
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(7)	EUR	10,767	12,472,988
6.375%, 5/8/33(7)(13)	EUR	27,220	31,257,367
			$ 123,559,879
Brazil — 2.1%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/35(22)	BRL	194,830	$ 161,180,485
			$ 161,180,485
Colombia — 3.8%
Colombia TES:
3.00%, 3/25/33	COP	29,490,863	$ 7,730,972
5.00%, 3/20/41	COP	61,294,793	17,259,572
6.50%, 1/22/31	COP	165,630,192	52,982,759
7.00%, 3/26/31	COP	46,221,000	12,001,656
7.25%, 10/18/34	COP	14,407,000	3,441,767
11.75%, 1/24/35	COP	184,448,100	57,159,286
12.50%, 2/27/30	COP	392,549,900	124,073,775
13.25%, 2/9/33	COP	41,550,400	13,752,375
			$ 288,402,162
Congo — 0.4%
DRC International Bonds, 9.50%, 4/16/37(7)	USD	27,561	$ 28,829,815
			$ 28,829,815

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt — 1.8%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 129,161,040
24.458%, 10/1/27	EGP	418,284	8,027,559
			$ 137,188,599
Ethiopia — 1.1%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(9)	USD	78,039	$ 84,409,714
			$ 84,409,714
Gabon — 0.2%
Gabon Government International Bonds, 9.375%, 8/5/33(7)(23)	USD	13,853	$ 12,749,322
			$ 12,749,322
Georgia — 0.0%†
Georgia Treasury Bonds:
8.25%, 8/28/29	GEL	1,417	$ 543,869
9.75%, 1/27/27	GEL	2,361	910,149
			$ 1,454,018
Ghana — 0.1%
Republic of Ghana Government Bonds:
8.50%, (5.00% cash and 3.50% PIK), 2/15/28	GHS	17,051	$ 1,385,583
8.65%, (5.00% cash and 3.65% PIK), 2/13/29	GHS	64,419	5,150,474
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	25,199	1,750,403
			$ 8,286,460
Hungary — 0.5%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	9,261,420	$ 22,710,568
3.00%, 4/25/41	HUF	6,469,350	15,298,734
4.00%, 4/28/51	HUF	774,760	1,908,212
7.00%, 10/24/35	HUF	567,020	1,975,135
			$ 41,892,649
India — 1.7%
India Government Bonds:
7.09%, 8/5/54	INR	2,243,370	$ 22,521,023
7.24%, 8/18/55	INR	10,279,700	105,555,060
			$ 128,076,083
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 6.9%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	16,090,685	$ 28,882,093
5.50%, 9/20/28	KZT	84,294	147,120
5.50%, 4/24/32	KZT	17,761,889	25,139,204
7.22%, 12/10/28	KZT	11,841,259	21,107,094
7.68%, 8/13/29	KZT	15,393,637	27,053,988
7.90%, 12/20/38	KZT	3,603,731	4,980,305
8.44%, 5/10/31	KZT	6,512,693	10,985,703
8.66%, 4/4/33	KZT	12,486,696	20,271,790
10.55%, 7/28/29	KZT	5,512,621	10,486,474
10.69%, 8/23/33	KZT	3,558,449	6,338,214
11.05%, 1/28/37	KZT	709,847	1,257,346
14.00%, 5/12/31	KZT	15,352,940	31,346,056
14.00%, 5/19/32	KZT	126,440	262,138
14.00%, 2/13/35	KZT	21,953,972	46,112,020
14.10%, 5/22/38	KZT	48,408,410	102,610,123
14.45%, 6/5/33	KZT	5,631,235	12,157,979
14.50%, 3/6/34	KZT	2,368,251	5,028,229
14.60%, 3/6/32	KZT	380,338	801,770
14.94%, 6/18/31	KZT	9,009,324	19,444,770
15.10%, 3/12/34	KZT	24,072,453	53,263,047
15.18%, 2/5/32	KZT	23,978,280	52,226,031
16.95%, 10/9/30	KZT	22,201,512	50,430,208
			$ 530,331,702
Kenya — 0.5%
Republic of Kenya Government International Bonds:
7.875%, 10/9/33(7)	USD	5,259	$ 5,161,960
8.25%, 2/28/48(7)	USD	5,465	5,102,836
8.70%, 2/26/39(7)	USD	20,317	19,578,760
8.80%, 10/9/38(7)	USD	10,480	10,227,063
9.50%, 3/5/36(7)	USD	683	705,550
			$ 40,776,169
Lebanon — 1.9%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(9)	USD	62,043	$ 16,626,749
6.00%, 1/27/23(7)(9)	USD	20,432	5,478,790
6.10%, 10/4/22(7)(9)	USD	58,193	15,597,033
6.15%, 6/19/20(7)(9)	USD	13,831	3,712,240
6.20%, 2/26/25(7)(9)	USD	11,343	3,040,917
6.25%, 5/27/22(7)(9)	USD	15,549	4,193,371
6.25%, 11/4/24(7)(9)	USD	9,581	2,565,804
6.25%, 6/12/25(7)(9)	USD	11,788	3,180,402

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.375%, 3/9/20(7)(9)	USD	1,502	$ 403,075
6.40%, 5/26/23(7)(9)	USD	50,759	13,658,612
6.60%, 11/27/26(7)(9)	USD	13,633	3,709,993
6.65%, 4/22/24(7)(9)	USD	57,659	15,479,279
6.65%, 11/3/28(7)(9)	USD	11,217	3,090,599
6.65%, 2/26/30(7)(9)	USD	12,184	3,361,659
6.75%, 11/29/27(7)(9)	USD	23,763	6,532,923
6.85%, 3/23/27(7)(9)	USD	11,950	3,288,772
6.85%, 5/25/29(7)(9)	USD	50,554	13,937,999
7.00%, 12/3/24(7)(9)	USD	6,755	1,826,552
7.00%, 3/20/28(7)(9)	USD	19,389	5,335,825
7.00%, 4/22/31(7)(9)	USD	40,023	11,068,743
7.00%, 3/23/32(7)(9)	USD	8,060	2,238,111
7.05%, 11/2/35(7)(9)	USD	4,908	1,393,774
7.25%, 3/23/37(7)(9)	USD	15,728	4,464,822
8.20%, 5/17/33(7)(9)	USD	6,958	1,988,314
8.25%, 4/12/21(7)(9)	USD	2,326	668,010
			$ 146,842,368
Mongolia — 0.3%
Mongolia Government International Bonds:
5.95%, 3/9/32(3)	USD	509	$ 505,682
6.625%, 2/25/30(3)	USD	2,400	2,460,269
6.625%, 2/25/30(7)(13)	USD	18,800	19,272,111
7.875%, 6/5/29(7)	USD	1,400	1,479,641
			$ 23,717,703
Mozambique — 0.2%
Mozambique International Bonds, 9.00%, 9/15/31(7)(13)	USD	19,688	$ 17,893,145
			$ 17,893,145
New Zealand — 5.0%
New Zealand Government Bonds:
2.75%, 4/15/37(7)(13)	NZD	65,195	$ 31,968,122
4.25%, 5/15/34(13)	NZD	95,188	55,193,792
4.25%, 5/15/36(13)	NZD	170,000	96,803,068
4.50%, 5/15/35(13)	NZD	135,850	79,504,935
5.00%, 5/15/54(13)	NZD	4,140	2,342,136
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/40(7)(13)(22)	NZD	92,185	51,621,766
Security	Principal Amount (000's omitted)		Value
New Zealand (continued)
New Zealand Government Bonds Inflation-Linked: (continued)
3.25%, 9/20/50(13)(22)	NZD	110,092	$ 65,329,523
			$ 382,763,342
Poland — 1.7%
Republic of Poland Government Bonds, 2.00%, 8/25/36(22)	PLN	555,223	$ 134,029,492
			$ 134,029,492
Serbia — 0.3%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	402,310	$ 3,775,516
7.00%, 10/26/31	RSD	1,948,660	20,610,613
			$ 24,386,129
Sri Lanka — 1.1%
Sri Lanka Government Bonds:
8.75%, 3/15/36(4)	LKR	242,761	$ 575,421
8.75%, 9/15/37(4)	LKR	242,761	566,460
8.75%, 9/15/38(4)	LKR	242,761	561,332
8.75%, 9/15/39(4)	LKR	242,761	556,791
8.75%, 9/15/40(4)	LKR	242,761	552,770
8.75%, 9/15/41(4)	LKR	242,761	549,210
8.75%, 9/15/42(4)	LKR	242,761	546,057
8.75%, 9/15/43(4)	LKR	242,761	543,265
9.00%, 10/1/32	LKR	738,000	1,931,240
9.00%, 6/1/33	LKR	200,000	515,205
9.00%, 11/1/33	LKR	6,703,000	17,109,130
9.75%, 7/1/30	LKR	6,185,000	17,478,921
10.25%, 9/15/34	LKR	2,860,000	7,719,375
10.35%, 10/15/29	LKR	505,000	1,475,569
11.00%, 9/15/29	LKR	1,770,000	5,271,547
11.00%, 12/15/29	LKR	3,190,000	9,481,632
11.00%, 5/15/30	LKR	256,000	755,150
11.00%, 10/15/30	LKR	1,175,000	3,441,512
11.25%, 3/15/31	LKR	210,000	616,718
11.50%, 12/15/32	LKR	1,320,000	3,861,401
11.75%, 6/15/29	LKR	252,000	765,628
Sri Lanka Government International Bonds, 1.50% to 12/15/26, 6/15/38(3)(21)	USD	14,048	9,531,749
			$ 84,406,083

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname — 1.8%
Suriname Government International Bonds:
7.70%, 11/6/30(3)(13)	USD	20,880	$ 21,454,200
7.70%, 11/6/30(7)	USD	9,545	9,807,487
8.50%, 11/6/35(3)(13)	USD	77,903	83,745,725
8.50%, 11/6/35(7)	USD	19,205	20,645,375
			$ 135,652,787
Uzbekistan — 3.5%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 20,312,201
Republic of Uzbekistan Bonds:
12.25%, 4/13/29	UZS	564,642,500	48,252,357
12.25%, 4/13/29	UZS	846,963,750	72,378,536
12.25%, 4/13/29(7)	UZS	846,963,750	72,378,536
15.50%, 2/25/28(7)	UZS	510,000,000	45,479,501
16.25%, 10/12/26(7)	UZS	150,060,000	12,744,871
			$ 271,546,002
Venezuela — 1.3%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(9)	USD	12,618	$ 5,377,660
7.00%, 12/1/18(7)(9)	USD	15,119	6,614,563
7.00%, 3/31/38(7)(9)	USD	846	370,971
7.65%, 4/21/25(7)(9)	USD	14,979	6,785,637
7.75%, 10/13/19(7)(9)	USD	28,042	12,975,526
8.25%, 10/13/24(7)(9)(13)	USD	25,895	12,054,428
9.00%, 5/7/23(7)(9)	USD	21,947	10,644,343
9.25%, 9/15/27(9)(13)	USD	11,023	5,492,981
9.25%, 5/7/28(7)(9)	USD	8,187	4,001,152
9.375%, 1/13/34(9)	USD	4,171	2,050,088
11.75%, 10/21/26(7)(9)	USD	9,635	5,298,975
11.95%, 8/5/31(7)(9)	USD	18,328	10,071,126
12.75%, 8/23/22(7)(9)	USD	25,195	14,084,369
13.625%, 8/15/18(9)	USD	2,624	1,557,843
13.625%, 8/15/18(7)(9)	USD	3,156	1,873,686
			$ 99,253,348
Zambia — 1.9%
Zambia Government Bonds:
13.00%, 9/20/31(7)	ZMW	19,196	$ 957,834
13.00%, 6/26/33	ZMW	48,444	2,321,267
14.00%, 7/24/38	ZMW	17,389	802,673
14.50%, 2/16/28	ZMW	96,976	5,270,212
14.90%, 2/16/29	ZMW	177,500	9,596,329
14.98%, 2/16/31	ZMW	7,269	388,593
Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bonds: (continued)
16.00%, 10/27/28	ZMW	54,785	$ 3,018,296
16.00%, 11/24/28	ZMW	34,242	1,886,751
16.00%, 2/16/33	ZMW	74,735	4,037,100
16.49%, 11/24/30	ZMW	78,755	4,408,256
16.60%, 2/16/36	ZMW	37,261	2,008,070
16.85%, 1/26/33	ZMW	79,762	4,402,213
16.95%, 12/22/32	ZMW	48,670	2,717,002
17.00%, 11/24/32	ZMW	68,444	3,790,813
17.19%, 1/26/36	ZMW	190,496	10,467,846
17.50%, 11/24/35	ZMW	75,331	4,183,127
17.50%, 12/22/35	ZMW	77,842	4,324,233
17.59%, 2/16/41	ZMW	1,077,069	58,082,222
18.49%, 5/27/32	ZMW	19,196	1,147,748
18.79%, 1/26/41	ZMW	35,253	1,997,150
18.99%, 10/27/40	ZMW	67,555	3,862,016
18.99%, 11/24/40	ZMW	102,723	5,867,772
19.00%, 6/23/35	ZMW	34,242	1,979,279
19.00%, 8/18/35	ZMW	34,242	1,998,274
19.00%, 9/29/35	ZMW	11,985	698,320
22.50%, 11/25/34	ZMW	30,817	2,132,237
22.80%, 2/17/40	ZMW	2,587	170,263
26.50%, 4/30/39	ZMW	7,302	582,302
			$ 143,098,198
Total Sovereign Government Bonds (identified cost $3,477,529,086)			$3,737,077,500

Sovereign Loans — 2.7%

Borrower/Description	Principal Amount (000's omitted)		Value
Argentina — 1.6%
Argentine Republic, 10.038%, (6 mo. USD Term SOFR + 6.20%), 1/7/31(24)	USD	122,500	$ 122,500,000
Provincia De Neuquen, 11.043%, (1 mo. USD Term SOFR + 7.30%), 5/28/27(24)	USD	1,459	1,473,861
			$ 123,973,861
Bahamas — 0.3%
Commonwealth of the Bahamas, 9.445%, (6 mo. EURIBOR + 6.85%), 11/24/28(24)	EUR	16,769	$ 19,795,165
			$ 19,795,165

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 8.304%, (6 mo. EURIBOR + 5.75%), 1/6/28(24)	EUR	1,697	$ 1,956,319
			$ 1,956,319
Tanzania — 0.8%
Government of the United Republic of Tanzania:
Term Loan, 9.068%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(24)	USD	14,727	$ 14,800,909
Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(24)	USD	44,841	44,841,197
			$ 59,642,106
Total Sovereign Loans (identified cost $203,838,247)			$ 205,367,451

U.S. Government Guaranteed Small Business Administration Loans — 0.0%†

Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-3, Class A, 3.916%, 5/24/44(3)	$54,790	$ 3,131,212
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $19,473,124)		$ 3,131,212

Short-Term Investments — 34.5%

Affiliated Fund — 2.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(27)	166,582,062	$ 166,582,062
Total Affiliated Fund (identified cost $166,582,062)		$ 166,582,062

Repurchase Agreements — 14.4%

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 9/11/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,987,506(28)	EUR	1,802	$ 2,078,264
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,651,181(28)	USD	7,961	7,961,336
Dated 1/12/26 with an interest rate of 3.20%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $13,845,280(28)	USD	14,911	14,911,180
Dated 1/12/26 with an interest rate of 3.25%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds,6.50%, due 7/21/45 and a market value, including accrued interest, of $6,430,234(28)	USD	7,226	7,225,738
Dated 1/16/26 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,625,021(28)	EUR	6,083	7,014,034
Dated 2/10/26 with an interest rate of 2.76%, collateralized by USD 10,673,000 Bahrain Government International Bonds, 7.50%, due 7/7/37 and a market value, including accrued interest, of $10,436,782(28)	USD	11,847	11,847,030
Dated 4/15/26 with an interest rate of 3.00%, collateralized by USD 9,502,000 Saudi Government International Bonds, 3.45%, due 2/2/61 and a market value, including accrued interest, of $5,792,919(28)	USD	6,461	6,461,360
Dated 6/3/26 with an interest rate of 3.00%, collateralized by USD 15,837,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $13,448,413(28)	USD	14,768	14,768,002
Dated 6/3/26 with an interest rate of 3.25%, collateralized by USD 8,771,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $7,800,778(28)	USD	8,596	8,595,580
Dated 6/15/26 with an interest rate of 3.00%, collateralized by USD 3,933,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $2,445,758(28)	USD	2,704	2,703,938
Dated 6/15/26 with an interest rate of 3.00%, collateralized by USD 11,800,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $11,153,649(28)	USD	12,228	12,227,750

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 6/16/26 with an interest rate of 3.40%, collateralized by USD 19,730,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $17,790,377(28)	USD	19,952	$ 19,951,962
Dated 6/24/26 with an interest rate of 3.30%, collateralized by USD 19,730,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $17,790,377(28)	USD	19,631	19,631,350
Dated 7/2/26 with an interest rate of 3.30%, collateralized by USD 19,534,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $17,613,645(28)	USD	19,436	19,436,330
Dated 7/30/26 with an interest rate of 3.40%, collateralized by USD 39,288,000 Uruguay Government International Bonds, 5.442%, due 2/14/37 and a market value, including accrued interest, of $40,142,311(28)	USD	42,382	42,381,930
Dated 7/31/26 with an interest rate of 3.40%, collateralized by USD 39,288,000 Uruguay Government International Bonds, 5.442%, due 2/14/37 and a market value, including accrued interest, of $40,142,311(28)	USD	42,185	42,185,490
JPMorgan Chase Bank, N.A.:
Dated 7/24/26 with an interest rate of 2.85%, collateralized by USD 35,633,000 Saudi Government International Bonds, 5.75%, due 1/16/54 and a market value, including accrued interest, of $32,827,560(28)	USD	32,762	32,761,574
Dated 7/24/26 with an interest rate of 3.15%, collateralized by USD 19,796,000 Saudi Government International Bonds, 5.00%, due 4/17/49 and a market value, including accrued interest, of $16,810,304(28)	USD	16,906	16,906,334
Merrill Lynch International:
Dated 12/12/25 with an interest rate of 2.75%, collateralized by USD 6,007,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,301,210(28)	USD	6,803	6,802,928
Dated 4/15/26 with an interest rate of 3.35%, collateralized by USD 19,666,000 Abu Dhabi Government International Bonds, 5.50%, due 4/30/54 and a market value, including accrued interest, of $18,588,784(28)	USD	19,912	19,911,825
Dated 5/4/26 with an interest rate of 3.35%, collateralized by USD 14,160,000 Abu Dhabi Government International Bonds, 3.00%, due 9/15/51 and a market value, including accrued interest, of $8,805,476(28)	USD	9,151	9,150,900
Dated 6/11/26 with an interest rate of 2.25%, collateralized by USD 7,867,000 Abu Dhabi Government International Bonds, 4.25%, due 3/5/36 and a market value, including accrued interest, of $8,002,596(28)	USD	7,621	7,621,156
Description	Principal Amount (000's omitted)		Value
Merrill Lynch International: (continued)
Dated 7/29/26 with an interest rate of 3.25%, collateralized by USD 39,288,000 Uruguay Government International Bonds, 5.442%, due 2/14/37 and a market value, including accrued interest, of $40,142,311(28)	USD	40,519	$ 40,519,037
Nomura International PLC:
Dated 12/11/25 with an interest rate of 1.65%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,914,707(28)	USD	3,432	3,432,099
Dated 12/11/25 with an interest rate of 3.15%, collateralized by USD 19,297,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $18,151,686(28)	USD	19,147	19,147,448
Dated 12/11/25 with an interest rate of 3.20%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $1,977,323(28)	USD	2,243	2,243,480
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 40,800,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $30,747,637(28)	USD	35,129	35,128,800
Dated 1/13/26 with an interest rate of 3.25%, collateralized by USD 49,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $45,759,450(28)	USD	51,806	51,806,254
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 23,300,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $17,559,312(28)	USD	20,074	20,073,532
Dated 1/27/26 with an interest rate of 3.25%, collateralized by USD 34,800,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $26,484,760(28)	USD	30,383	30,383,010
Dated 2/5/26 with an interest rate of 3.25%, collateralized by USD 40,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $38,278,487(28)	USD	41,941	41,941,200
Dated 2/5/26 with a maturity date of 8/3/26, an interest rate of 3.25% and repurchase proceeds $44,254,390, collateralized by USD 40,454,000 Indonesia Government International Bonds, 4.65%, due 9/20/32 and a market value, including accrued interest, of $39,898,754(28)	USD	43,377	43,377,206
Dated 2/19/26 with an interest rate of 3.20%, collateralized by USD 7,947,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $7,967,274(28)	USD	8,641	8,640,574

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 2/19/26 with an interest rate of 3.20%, collateralized by EUR 19,900,000 Hungary Government International Bonds, 4.50%, due 6/16/34 and a market value, including accrued interest, of $23,582,938(28)	EUR	26,054	$ 26,053,516
Dated 2/23/26 with an interest rate of 3.25%, collateralized by USD 36,400,000 Indonesia Government International Bonds, 3.85%, due 10/15/30 and a market value, including accrued interest, of $35,216,434(28)	USD	38,144	38,144,165
Dated 2/24/26 with an interest rate of 3.20%, collateralized by USD 15,854,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $15,894,447(28)	USD	17,246	17,245,984
Dated 2/25/26 with an interest rate of 3.20%, collateralized by EUR 5,672,000 Hungary Government International Bonds, 1.50%, due 11/17/50 and a market value, including accrued interest, of $3,393,239(28)	EUR	3,696	3,695,646
Dated 2/25/26 with an interest rate of 3.20%, collateralized by USD 15,485,000 Hungary Government International Bonds, 5.50%, due 3/26/36 and a market value, including accrued interest, of $15,524,505(28)	USD	16,885	16,885,231
Dated 2/26/26 with an interest rate of 3.20%, collateralized by USD 12,764,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $12,931,616(28)	USD	14,127	14,127,259
Dated 3/5/26 with an interest rate of 3.05%, collateralized by USD 21,505,000 Global Sukuk Ventures, 4.25%, due 11/10/35 and a market value, including accrued interest, of $20,686,658(28)	USD	22,721	22,721,377
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 2,400,000 Hungary Government International Bonds, 7.625%, due 3/29/41 and a market value, including accrued interest, of $2,829,425(28)	USD	2,958	2,957,976
Dated 3/26/26 with an interest rate of 3.20%, collateralized by USD 11,925,000 Hungary Government International Bonds, 5.50%, due 6/16/34 and a market value, including accrued interest, of $12,000,596(28)	USD	12,579	12,578,848
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 7,909,000 Egypt Government International Bonds, 7.625%, due 5/29/32 and a market value, including accrued interest, of $8,012,861(28)	USD	8,164	8,164,105
Dated 3/30/26 with an interest rate of 3.20%, collateralized by USD 39,591,000 Saudi Government International Bonds, 4.875%, due 1/12/36 and a market value, including accrued interest, of $38,062,812(28)	USD	40,856	40,855,537
Dated 4/2/26 with an interest rate of 2.80%, collateralized by USD 19,667,000 UAE International Government Bonds, 4.857%, due 7/2/34 and a market value, including accrued interest, of $19,538,315(28)	USD	21,084	21,084,007
Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 4/2/26 with an interest rate of 3.20%, collateralized by USD 7,918,000 Saudi Government International Bonds, 4.875%, due 7/18/33 and a market value, including accrued interest, of $7,756,643(28)	USD	8,322	$ 8,322,214
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 3,989,000 Egypt Government International Bonds, 8.75%, due 9/30/51 and a market value, including accrued interest, of $4,106,315(28)	USD	4,015	4,014,629
Dated 4/15/26 with an interest rate of 3.20%, collateralized by USD 6,372,000 Qatar Government International Bonds, 4.817%, due 3/14/49 and a market value, including accrued interest, of $6,488,807(28)	USD	6,155	6,155,352
Dated 5/19/26 with an interest rate of 3.20%, collateralized by USD 5,839,000 Egypt Government International Bonds, 7.50%, due 2/16/61 and a market value, including accrued interest, of $6,039,716(28)	USD	5,027	5,027,379
Dated 5/27/26 with an interest rate of 2.65%, collateralized by USD 27,773,000 Egypt Government International Bonds, 7.30%, due 9/30/33 and a market value, including accrued interest, of $28,454,441(28)	USD	29,278	29,278,297
Dated 6/15/26 with an interest rate of 3.20%, collateralized by USD 2,378,000 Egypt Government International Bonds, 8.875%, due 5/29/50 and a market value, including accrued interest, of $2,414,347(28)	USD	2,513	2,512,506
Dated 6/15/26 with an interest rate of 3.20%, collateralized by USD 4,380,000 Qatar Government International Bonds, 5.103%, due 4/23/48 and a market value, including accrued interest, of $4,440,845(28)	USD	4,450	4,449,533
Dated 6/15/26 with an interest rate of 3.20%, collateralized by USD 15,730,000 Saudi Government International Bonds, 5.25%, due 1/16/50 and a market value, including accrued interest, of $13,646,808(28)	USD	15,587	15,587,447
Dated 6/16/26 with an interest rate of 3.30%, collateralized by USD 19,730,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $17,790,377(28)	USD	19,940	19,939,631
Dated 6/25/26 with an interest rate of 3.30%, collateralized by USD 20,000,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $18,033,833(28)	USD	19,824	19,824,000
Dated 6/29/26 with an interest rate of 3.30%, collateralized by USD 20,000,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $18,033,833(28)	USD	19,835	19,834,500
Dated 6/30/26 with an interest rate of 2.50%, collateralized by USD 21,200,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $19,522,081(28)	USD	21,543	21,543,203

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 7/9/26 with an interest rate of 3.30%, collateralized by USD 20,000,000 Ecuador Government International Bonds, 6.90%, due 7/31/35 and a market value, including accrued interest, of $18,033,833(28)	USD	19,845	$ 19,845,000
Dated 7/15/26 with an interest rate of 3.25%, collateralized by USD 14,600,000 Indonesia Government International Bonds, 4.35%, due 1/11/48 and a market value, including accrued interest, of $11,295,793(28)	USD	12,198	12,197,685
Dated 7/15/26 with an interest rate of 3.25%, collateralized by USD 14,800,000 Indonesia Government International Bonds, 3.05%, due 3/12/51 and a market value, including accrued interest, of $9,036,840(28)	USD	9,713	9,712,742
Dated 7/21/26 with an interest rate of 3.25%, collateralized by USD 7,200,000 Indonesia Government International Bonds, 3.70%, due 10/30/49 and a market value, including accrued interest, of $4,991,237(28)	USD	5,338	5,337,797
Dated 7/21/26 with an interest rate of 3.25%, collateralized by USD 9,700,000 Indonesia Government International Bonds, 5.125%, due 1/15/45 and a market value, including accrued interest, of $8,584,811(28)	USD	9,173	9,172,881
Dated 7/30/26 with an interest rate of 3.25%, collateralized by USD 40,000,000 Indonesia Government International Bonds, 4.90%, due 4/16/36 and a market value, including accrued interest, of $38,278,487(28)	USD	40,009	40,009,363
Total Repurchase Agreements (identified cost $1,106,585,538)			$1,106,506,441

Sovereign Government Securities — 15.4%

Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	790,730	$ 9,603,646
			$ 9,603,646
Egypt — 7.7%
Egypt Treasury Bills:
0.00%, 9/15/26	EGP	7,690,475	$ 146,972,023
0.00%, 9/22/26	EGP	281,875	5,361,813
0.00%, 10/20/26	EGP	375,850	7,018,528
0.00%, 1/19/27	EGP	751,675	13,226,651
0.00%, 3/16/27	EGP	23,835,900	404,794,437
0.00%, 4/20/27	EGP	563,800	9,371,083
			$ 586,744,535
Security	Principal Amount (000's omitted)		Value
Nigeria — 7.6%
Nigeria OMO Bills:
0.00%, 8/4/26	NGN	12,905,236	$ 9,453,554
0.00%, 8/11/26	NGN	96,845,199	71,001,459
0.00%, 8/18/26	NGN	20,051,502	14,640,480
0.00%, 8/25/26	NGN	13,012,225	9,462,464
0.00%, 9/1/26	NGN	14,234,560	10,310,185
0.00%, 9/8/26	NGN	91,009,431	65,661,218
0.00%, 9/15/26	NGN	33,808,956	24,298,596
0.00%, 9/22/26	NGN	15,438,704	11,053,851
0.00%, 9/29/26	NGN	31,940,775	22,856,704
0.00%, 10/6/26	NGN	140,446,677	99,815,775
0.00%, 10/13/26	NGN	20,376,171	14,429,171
0.00%, 10/20/26	NGN	8,714,876	6,149,453
0.00%, 10/27/26	NGN	59,341,631	41,726,919
0.00%, 11/3/26	NGN	30,235,288	21,185,581
0.00%, 11/10/26	NGN	66,238,845	46,246,050
0.00%, 1/12/27	NGN	109,636,543	74,192,379
0.00%, 1/19/27	NGN	63,799,015	43,029,628
			$ 585,513,467
Total Sovereign Government Securities (identified cost $1,183,138,831)			$1,181,861,648

U.S. Treasury Obligations — 2.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/6/26(29)	$25,626	$ 25,618,123
0.00%, 8/13/26(29)	1,690	1,688,310
0.00%, 9/3/26(29)	1,698	1,692,690
0.00%, 9/10/26(29)	24,549	24,455,266
0.00%, 10/8/26(29)	53,370	53,010,827
0.00%, 10/15/26(29)	36,630	36,356,867
0.00%, 10/29/26(29)	30,400	30,130,252
0.00%, 11/5/26(29)	22,300	22,084,592
Total U.S. Treasury Obligations (identified cost $194,983,777)		$ 195,036,927
Total Short-Term Investments (identified cost $2,651,290,208)		$2,649,987,078

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Value
Total Purchased Options and Swaptions — 0.5% (identified cost $48,762,010)	$ 34,248,338
Total Investments — 113.1% (identified cost $8,238,358,211)	$8,679,253,869
Less Unfunded Loan Commitments — (1.4)%	$ (106,395,861)
Net Investments — 111.7% (identified cost $8,131,962,350)	$8,572,858,008
Total Written Options — (0.1)% (premiums received $6,505,593)	$ (5,959,252)

Securities Sold Short — (13.7)%
Exchange-Traded Funds — (3.7)%

Security	Shares	Value
United States — (3.7)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (86,458,378)
iShares JPMorgan USD Emerging Markets Bond ETF	(2,120,819)	(200,756,727)
Total Exchange-Traded Funds (proceeds $282,163,167)		$ (287,215,105)

Sovereign Government Bonds — (10.0)%

Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (7,349,733)
			$ (7,349,733)
Azerbaijan — (0.2)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (17,870,272)
			$ (17,870,272)
Bahrain — (0.2)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(8,771)	$ (7,700,734)
7.50%, 7/7/37(7)	USD	(10,673)	(10,383,417)
			$ (18,084,151)
Security	Principal Amount (000's omitted)		Value
Ecuador — (0.2)%
Ecuador Government International Bonds, 6.90%, 7/31/35(7)	USD	(15,845)	$ (14,284,268)
			$ (14,284,268)
Hungary — (1.0)%
Hungary Government International Bonds:
1.50%, 11/17/50(7)	EUR	(5,651)	$ (3,311,851)
4.50%, 6/16/34(7)	EUR	(19,900)	(23,452,796)
5.50%, 6/16/34(7)	USD	(11,925)	(11,918,612)
5.50%, 3/26/36(7)	USD	(39,286)	(38,635,973)
7.625%, 3/29/41	USD	(2,400)	(2,767,408)
			$ (80,086,640)
Indonesia — (3.7)%
Indonesia Government International Bonds:
3.05%, 3/12/51	USD	(14,800)	$ (8,862,550)
3.70%, 10/30/49	USD	(7,200)	(4,923,897)
3.85%, 10/15/30	USD	(36,400)	(34,803,800)
4.20%, 10/15/50	USD	(64,100)	(47,514,246)
4.30%, 3/31/52	USD	(34,800)	(25,981,803)
4.35%, 1/11/48	USD	(14,600)	(11,260,510)
4.65%, 9/20/32	USD	(40,454)	(39,214,238)
4.90%, 4/16/36	USD	(40,000)	(37,706,820)
5.125%, 1/15/45(7)	USD	(9,700)	(8,562,716)
5.45%, 9/20/52	USD	(21,200)	(19,101,643)
5.65%, 1/11/53	USD	(49,290)	(45,604,734)
			$ (283,536,957)
Kazakhstan — (0.4)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (13,621,387)
6.50%, 7/21/45(7)	USD	(14,022)	(14,683,450)
			$ (28,304,837)
Poland — (0.2)%
Republic of Poland Government International Bonds, 1.00%, 3/7/29(7)	EUR	(10,844)	$ (11,923,260)
			$ (11,923,260)
Qatar — (0.3)%
Global Sukuk Ventures, 4.25%, 11/10/35(7)	USD	(21,505)	$ (20,481,017)
			$ (20,481,017)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Saudi Arabia — (1.7)%
Saudi Government International Bonds:
3.45%, 2/2/61(7)	USD	(9,502)	$ (5,629,920)
4.875%, 7/18/33(7)	USD	(7,918)	(7,742,704)
4.875%, 1/12/36(7)	USD	(39,591)	(37,960,948)
5.00%, 4/17/49(7)	USD	(35,633)	(29,744,018)
5.25%, 1/16/50(7)	USD	(15,730)	(13,612,399)
5.75%, 1/16/54(7)	USD	(35,633)	(32,742,189)
			$ (127,432,178)
United Arab Emirates — (0.8)%
Abu Dhabi Government International Bonds:
3.00%, 9/15/51(7)	USD	(18,093)	$ (11,046,180)
5.50%, 4/30/54(7)	USD	(31,466)	(29,304,968)
UAE International Government Bonds, 4.857%, 7/2/34(7)	USD	(19,667)	(19,461,366)
			$ (59,812,514)
Uruguay — (1.2)%
Uruguay Government Bonds, 5.442%, 2/14/37	USD	(95,524)	$ (95,189,666)
			$ (95,189,666)
Total Sovereign Government Bonds (proceeds $792,170,294)			$ (764,355,493)
Total Securities Sold Short (proceeds $1,074,333,461)			$(1,051,570,598)

Other Assets, Less Liabilities — 2.1%	$ 160,868,036
Net Assets — 100.0%	$7,676,196,194

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2026.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $385,752,785 or 5.0% of the Portfolio's net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $959,897,681 or 12.5% of the Portfolio's net assets.

(8)
Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.)
in addition to the market risk of the underlying security.

(9)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Quantity held represents principal in USD.
(16)
Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(17)	Restricted security.
(18)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(19)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$106,395,861.

(20)	Fixed-rate loan.

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

(21)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(22)
Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(23)	When-issued security.
(24)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(25)
Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(26)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2026 of all interest only securities comprising the trust.
(27)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(28)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(29)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.2%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	HSBC Bank USA, N.A.	USD	72,630,000	COP	4,060.00	8/20/26	$509
Call USD vs. Put EUR	Barclays Bank PLC	USD	280,991,000	EUR	1.10	1/25/27	785,760
Put USD vs. Call CLP	Bank of America, N.A.	USD	9,840,666	CLP	875.00	10/26/26	1,306,595
Put USD vs. Call CLP	Bank of America, N.A.	USD	90,688,000	CLP	886.00	1/27/27	1,167,064
Put USD vs. Call CNH	Bank of America, N.A.	USD	82,000,000	CNH	6.60	11/4/26	49,118
Put USD vs. Call CNH	Barclays Bank PLC	USD	76,000,000	CNH	6.60	11/4/26	45,524
Put USD vs. Call CNH	Barclays Bank PLC	USD	43,000,000	CNH	6.60	11/10/26	33,927
Put USD vs. Call CNH	Citibank, N.A.	USD	48,000,000	CNH	6.60	11/4/26	28,752
Put USD vs. Call CNH	Goldman Sachs International	USD	71,000,000	CNH	6.60	11/4/26	42,529
Put USD vs. Call CNH	Goldman Sachs International	USD	38,700,000	CNH	6.60	11/10/26	30,534
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	99,000,000	CNH	6.60	11/4/26	59,301
Put USD vs. Call INR	Bank of America, N.A.	USD	2,700,000	INR	92.00	9/30/26	66,525
Put USD vs. Call INR	Bank of America, N.A.	USD	2,010,000	INR	92.00	10/1/26	50,682
Put USD vs. Call INR	Barclays Bank PLC	USD	57,000,000	INR	94.00	9/10/26	73,302
Put USD vs. Call INR	Barclays Bank PLC	USD	1,600,000	INR	92.00	9/30/26	39,422
Put USD vs. Call INR	Barclays Bank PLC	USD	839,200	INR	92.00	10/1/26	21,161
Put USD vs. Call INR	BNP Paribas	USD	74,000,000	INR	94.00	9/10/26	95,164
Put USD vs. Call INR	Goldman Sachs International	USD	55,000,000	INR	94.00	9/10/26	70,730
Put USD vs. Call INR	Goldman Sachs International	USD	54,100,000	INR	95.00	10/16/26	265,090
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	2,880,000	INR	92.00	9/30/26	70,960
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	54,000,000	INR	95.00	10/16/26	264,600
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	50,696
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	27,091
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	26,484
Put USD vs. Call KRW	Bank of America, N.A.	USD	50,700,000	KRW	1,440.00	9/8/26	522,058
Put USD vs. Call KRW	Barclays Bank PLC	USD	38,000,000	KRW	1,420.00	9/17/26	348,802
Put USD vs. Call KRW	Barclays Bank PLC	USD	35,000,000	KRW	1,425.00	10/1/26	424,760
Put USD vs. Call KRW	Barclays Bank PLC	USD	23,814,000	KRW	1,450.00	12/18/26	702,704
Put USD vs. Call KRW	Citibank, N.A.	USD	33,000,000	KRW	1,440.00	9/10/26	343,266
Put USD vs. Call KRW	Citibank, N.A.	USD	39,000,000	KRW	1,420.00	9/22/26	378,885
Put USD vs. Call KRW	Citibank, N.A.	USD	2,550,000	KRW	1,440.00	1/21/27	25,967
Put USD vs. Call KRW	Goldman Sachs International	USD	37,000,000	KRW	1,420.00	9/21/26	352,462
Put USD vs. Call KRW	Goldman Sachs International	USD	56,800,000	KRW	1,440.00	1/20/27	578,849
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	32,000,000	KRW	1,440.00	9/8/26	329,504
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	35,000,000	KRW	1,420.00	9/28/26	360,745
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	80,650,000	KRW	1,440.00	1/20/27	821,904

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call KRW	Standard Chartered Bank	USD	23,700,000	KRW	1,440.00	9/14/26	$250,248
Total							$10,111,674

Purchased Call Futures Style Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value/Unrealized Appreciation (Depreciation)
Dutch TTF Natural Gas Futures 09/26	793	EUR	33,727,178	USD	85.00	8/26/26	$(5,515,916)
ICE Brent Crude Oil Futures 12/26	3,149	USD	266,625,830	USD	100.00	10/27/26	661,290
Total							$(4,854,626)

Purchased Interest Rate Swaptions (OTC) — 0.2%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 1/29/37 to pay 4.50% and receive SOFR	JPMorgan Chase Bank, N.A.	USD	242,415,000	1/27/27	$3,195,030
Option to enter into interest rate swap expiring 6/11/32 to receive 3-month ZAR-JIBAR and pay 8.02%	JPMorgan Chase Bank, N.A.	ZAR	2,474,358,000	6/11/27	2,504,154
Option to enter into interest rate swap expiring 6/11/32 to receive 6-month PLN-WIBOR and pay 4.88%	JPMorgan Chase Bank, N.A.	PLN	475,261,000	6/9/27	1,372,292
Option to enter into interest rate swap expiring 6/14/32 to receive 3-month ZAR-JIBAR and pay 7.86%	JPMorgan Chase Bank, N.A.	ZAR	1,728,305,000	6/14/27	2,066,863
Option to enter into interest rate swap expiring 6/15/32 to receive 6-month PLN-WIBOR and pay 4.77%	Bank of America, N.A.	PLN	176,841,000	6/11/27	598,669
Option to enter into interest rate swap expiring 6/23/32 to receive 6-month PLN-WIBOR and pay 4.47%	JPMorgan Chase Bank, N.A.	PLN	241,179,000	6/21/27	1,539,989
Option to enter into interest rate swap expiring 6/9/32 to receive 3-month ZAR-JIBAR and pay 8.09%	JPMorgan Chase Bank, N.A.	ZAR	2,465,717,000	6/9/27	2,294,570
Total					$13,571,567

Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
LME Primary Aluminum Futures 12/26	1,617	$134,807,269	$3,700.00	12/2/26	$917,243
Total					$917,243

† Amount is less than 0.05% or (0.05)%, as applicable.

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CBOT 2 - Year U.S. Treasury Notes Futures 09/26	8,364	$1,719,716,813	$102.75	8/21/26	$2,483,071
CBOT 2 - Year U.S. Treasury Notes Futures 09/26	1,742	358,171,531	103	8/21/26	979,875
CBOT 5 - Year U.S. Treasury Notes Futures 09/26	3,137	332,448,469	106	8/21/26	1,274,406
CBOT 5 - Year U.S. Treasury Notes Futures 09/26	2,091	221,596,987	106.25	8/21/26	1,110,844
CBOT 5 - Year U.S. Treasury Notes Futures 11/26	1,686	178,676,480	106	10/23/26	1,383,048
NYMEX Light Sweet Crude Oil Futures 09/26	926	78,404,420	60	8/17/26	55,560
NYMEX Light Sweet Crude Oil Futures 12/26	473	40,048,910	50	11/17/26	151,360
NYMEX Light Sweet Crude Oil Futures 12/26	976	82,637,920	55	11/17/26	575,840
NYMEX Light Sweet Crude Oil Futures 12/26	253	21,421,510	58	11/17/26	225,170
NYMEX Light Sweet Crude Oil Futures 12/26	1,204	101,942,680	60	11/17/26	1,408,680
Total					$9,647,854

Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR vs. Put HUF	BNP Paribas	EUR	20,638,000	HUF	414.70	7/18/28	$(514,980)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	18,219,000	HUF	397.40	6/7/28	(618,974)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	18,218,000	HUF	400.76	6/8/28	(575,306)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	24,459,000	HUF	397.40	6/29/28	(859,826)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	41,278,000	HUF	399.60	7/13/28	(1,411,236)
Call HUF vs. Put EUR	BNP Paribas	EUR	20,638,000	HUF	351.90	7/18/28	(308,883)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	18,219,000	HUF	348.10	6/7/28	(215,030)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	18,218,000	HUF	350.40	6/8/28	(243,316)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	24,459,000	HUF	350.30	6/29/28	(331,323)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	41,278,000	HUF	353.10	7/13/28	(652,783)
Call USD vs. Put INR	Barclays Bank PLC	USD	57,000,000	INR	100.00	9/10/26	(14,934)
Call USD vs. Put INR	BNP Paribas	USD	74,000,000	INR	100.00	9/10/26	(19,388)
Call USD vs. Put INR	Goldman Sachs International	USD	55,000,000	INR	100.00	9/10/26	(14,410)
Call USD vs. Put INR	Goldman Sachs International	USD	54,100,000	INR	100.50	10/16/26	(49,502)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	54,000,000	INR	100.00	10/16/26	(65,016)
Call USD vs. Put KRW	Barclays Bank PLC	USD	23,814,000	KRW	1,600.00	12/18/26	(64,345)
Total							$(5,959,252)

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	588,444,562	USD	112,996,398	8/4/26	$3,087,080
BRL	320,316,438	USD	62,299,586	8/4/26	889,792
BRL	167,239,000	USD	32,747,014	8/4/26	244,513
BRL	2,027	USD	395	8/4/26	4
BRL	432,000,000	USD	86,565,340	8/4/26	(1,343,952)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	389	BRL	2,027	8/4/26	$(11)
USD	19,737,300	BRL	102,000,000	8/4/26	(384,416)
USD	20,874,089	BRL	108,047,000	8/4/26	(440,529)
USD	44,477,825	BRL	228,000,000	8/4/26	(500,130)
USD	31,690,821	BRL	164,000,000	8/4/26	(661,743)
USD	111,023,384	BRL	569,080,000	8/4/26	(1,240,013)
USD	65,102,522	BRL	336,873,000	8/4/26	(1,352,998)
PHP	839,364,200	USD	13,650,418	8/6/26	59,336
PHP	824,847,500	USD	13,415,645	8/6/26	57,001
PHP	839,364,100	USD	13,653,747	8/6/26	56,005
PHP	412,365,000	USD	6,701,744	8/6/26	33,619
PHP	411,033,400	USD	6,686,079	8/6/26	27,534
USD	53,965,518	PHP	3,326,974,200	8/6/26	(375,610)
PHP	611,637,900	USD	9,933,379	8/7/26	56,597
PHP	473,271,138	USD	7,689,214	8/7/26	40,796
USD	36,852,464	PHP	2,265,328,338	8/7/26	(147,493)
PEN	192,000,000	USD	56,695,704	8/11/26	(215,148)
PEN	128,050,000	USD	38,104,449	8/11/26	(436,037)
CLP	31,397,225,153	USD	33,665,838	8/31/26	109,903
EUR	12,584,381	USD	14,396,517	9/16/26	139,849
EUR	8,625,631	USD	9,867,711	9/16/26	95,856
EUR	1,709,934	USD	1,976,753	9/16/26	(1,589)
EUR	5,388,517	USD	6,229,346	9/16/26	(5,007)
EUR	6,804,000	USD	7,865,702	9/16/26	(6,322)
EUR	8,055,561	USD	9,312,558	9/16/26	(7,485)
EUR	14,566,404	USD	16,839,358	9/16/26	(13,534)
EUR	15,158,896	USD	17,524,302	9/16/26	(14,084)
EUR	17,278,000	USD	19,974,073	9/16/26	(16,053)
EUR	24,141,558	USD	27,908,626	9/16/26	(22,430)
EUR	25,651,292	USD	29,653,940	9/16/26	(23,833)
EUR	27,940,000	USD	32,299,780	9/16/26	(25,960)
EUR	29,394,980	USD	33,981,796	9/16/26	(27,311)
EUR	44,542,112	USD	51,492,499	9/16/26	(41,385)
EUR	46,550,000	USD	53,813,699	9/16/26	(43,250)
EUR	53,280,000	USD	61,593,853	9/16/26	(49,503)
EUR	146,063,367	USD	168,855,212	9/16/26	(135,710)
INR	336,000,000	USD	3,540,121	9/16/26	(31,784)
INR	1,005,100,000	USD	10,533,519	9/16/26	(38,787)
INR	589,500,000	USD	6,207,916	9/16/26	(52,663)
INR	673,000,000	USD	7,086,598	9/16/26	(59,481)
INR	1,593,500,000	USD	16,789,590	9/16/26	(151,090)
KRW	77,753,000,000	USD	51,308,565	9/16/26	2,595,517
KRW	48,100,000,000	USD	31,721,955	9/16/26	1,624,493
KRW	38,748,000,000	USD	25,480,371	9/16/26	1,382,585

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	37,580,000,000	USD	24,722,871	9/16/26	$1,330,341
KRW	12,235,000,000	USD	8,030,331	9/16/26	451,869
PEN	186,900,000	USD	54,713,115	9/16/26	191,577
PEN	205,000,000	USD	60,177,303	9/16/26	44,537
PEN	299,680,000	USD	88,091,949	9/16/26	(56,431)
PHP	3,326,974,200	USD	53,885,106	9/16/26	389,780
PHP	4,313,442,500	USD	70,026,828	9/16/26	340,896
PHP	2,265,328,338	USD	36,794,402	9/16/26	161,231
PHP	2,124,531,600	USD	34,519,359	9/16/26	139,374
PHP	1,609,493,362	USD	26,124,322	9/16/26	132,289
TWD	127,314,101	USD	4,015,838	9/16/26	(68,473)
TWD	133,938,898	USD	4,234,579	9/16/26	(81,813)
TWD	187,925,217	USD	5,919,464	9/16/26	(92,856)
TWD	150,518,130	USD	4,767,494	9/16/26	(100,690)
TWD	197,815,961	USD	6,238,368	9/16/26	(105,098)
TWD	206,089,106	USD	6,514,965	9/16/26	(125,187)
TWD	243,591,216	USD	7,685,478	9/16/26	(132,949)
TWD	311,147,200	USD	9,800,838	9/16/26	(153,741)
TWD	335,748,610	USD	10,617,228	9/16/26	(207,366)
TWD	341,232,293	USD	10,788,142	9/16/26	(208,259)
TWD	466,866,431	USD	14,730,203	9/16/26	(255,042)
TWD	593,447,884	USD	18,714,023	9/16/26	(314,213)
TWD	682,465,654	USD	21,531,534	9/16/26	(371,734)
TWD	967,299,299	USD	30,518,121	9/16/26	(527,074)
USD	2,822,791	COP	9,888,235,000	9/16/26	(280,442)
USD	3,962,243	COP	13,852,000,000	9/16/26	(384,941)
USD	7,650,935	COP	27,254,543,000	9/16/26	(902,379)
USD	11,211,784	COP	39,202,002,000	9/16/26	(1,091,010)
USD	12,197,757	COP	42,881,215,000	9/16/26	(1,259,686)
USD	18,397,542	COP	64,598,000,000	9/16/26	(1,875,297)
USD	14,783,316	COP	54,130,590,000	9/16/26	(2,204,527)
USD	27,000,016	COP	97,956,059,000	9/16/26	(3,741,607)
USD	37,152,675	COP	132,988,000,000	9/16/26	(4,583,048)
USD	36,213,046	COP	130,774,000,000	9/16/26	(4,827,856)
USD	98,995,566	COP	359,348,956,000	9/16/26	(13,779,184)
USD	168,855,212	EUR	146,063,367	9/16/26	135,710
USD	132,021,164	EUR	114,201,129	9/16/26	106,106
USD	108,145,036	EUR	93,547,768	9/16/26	86,917
USD	103,997,430	EUR	89,960,000	9/16/26	83,584
USD	83,180,766	EUR	71,953,140	9/16/26	66,853
USD	71,134,828	EUR	61,533,146	9/16/26	57,172
USD	64,286,738	EUR	55,609,403	9/16/26	51,668
USD	62,489,986	EUR	54,055,174	9/16/26	50,224
USD	61,593,854	EUR	53,280,000	9/16/26	49,503

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	51,492,499	EUR	44,542,112	9/16/26	$41,385
USD	49,709,754	EUR	43,000,000	9/16/26	39,952
USD	45,454,681	EUR	39,319,271	9/16/26	36,532
USD	44,675,179	EUR	38,644,984	9/16/26	35,906
USD	44,201,998	EUR	38,235,673	9/16/26	35,525
USD	36,977,262	EUR	31,986,122	9/16/26	29,719
USD	32,243,613	EUR	27,891,415	9/16/26	25,914
USD	31,016,575	EUR	26,830,000	9/16/26	24,928
USD	25,895,314	EUR	22,400,000	9/16/26	20,812
USD	22,156,946	EUR	19,166,232	9/16/26	17,808
USD	15,820,258	EUR	13,684,861	9/16/26	12,715
USD	9,971,582	EUR	8,625,631	9/16/26	8,014
USD	9,312,558	EUR	8,055,561	9/16/26	7,485
USD	7,320,563	EUR	6,332,444	9/16/26	5,884
USD	4,988,196	EUR	4,314,896	9/16/26	4,009
USD	4,986,283	EUR	4,313,241	9/16/26	4,008
USD	1,976,753	EUR	1,709,934	9/16/26	1,589
USD	1,668,824	EUR	1,443,568	9/16/26	1,341
USD	730,783	EUR	632,143	9/16/26	587
USD	209,724	EUR	181,416	9/16/26	169
USD	59,355	INR	5,700,000	9/16/26	(161)
USD	20,326,558	INR	1,952,000,000	9/16/26	(55,213)
USD	65,466,538	INR	6,286,882,563	9/16/26	(177,827)
USD	100,455,032	INR	9,646,897,609	9/16/26	(272,866)
USD	80,258,586	PEN	272,959,450	9/16/26	72,633
USD	7,469,629	PEN	25,455,000	9/16/26	(8,161)
USD	8,002,230	PEN	27,278,000	9/16/26	(11,094)
USD	14,590,029	PEN	49,752,000	9/16/26	(25,371)
USD	21,905,955	PEN	74,675,210	9/16/26	(31,014)
USD	12,639,011	PEN	43,142,000	9/16/26	(34,602)
USD	33,313,313	PEN	113,705,000	9/16/26	(89,245)
USD	34,868,880	PEN	119,004,000	9/16/26	(90,339)
USD	64,672,228	PHP	3,930,260,624	9/16/26	555,575
USD	18,753,445	PHP	1,141,841,010	9/16/26	125,921
USD	3,183,475	PHP	193,466,130	9/16/26	27,348
USD	923,134	PHP	56,206,850	9/16/26	6,198
USD	753,722	PHP	46,489,342	9/16/26	(4,686)
USD	3,053,684	PHP	187,841,280	9/16/26	(10,681)
USD	3,041,247	PHP	187,410,784	9/16/26	(16,095)
USD	15,311,846	PHP	944,430,068	9/16/26	(95,197)
USD	62,035,536	PHP	3,815,991,920	9/16/26	(216,984)
USD	61,782,879	PHP	3,807,246,378	9/16/26	(326,969)
IDR	207,270,120,000	USD	11,495,528	9/17/26	(46,732)
IDR	536,463,840,000	USD	29,725,929	9/17/26	(93,750)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	475,502,040,000	USD	26,361,129	9/17/26	$(96,243)
USD	184,696,832	IDR	3,142,801,300,000	9/17/26	11,100,693
USD	171,560,296	IDR	2,919,270,000,000	9/17/26	10,311,158
USD	14,920,402	IDR	257,749,950,000	9/17/26	683,296
USD	12,953,826	IDR	235,540,715,000	9/17/26	(56,528)
USD	21,433,078	IDR	389,289,000,000	9/17/26	(69,734)
USD	12,979,428	IDR	236,261,020,000	9/17/26	(70,713)
USD	23,896,849	IDR	435,066,035,000	9/17/26	(134,509)
USD	29,346,175	IDR	533,748,230,000	9/17/26	(136,004)
BRL	569,080,000	USD	109,511,813	10/2/26	1,237,189
BRL	228,000,000	USD	43,873,575	10/2/26	497,643
USD	390	BRL	2,027	10/2/26	(4)
TWD	114,081,000	USD	3,575,198	10/8/26	(38,549)
TWD	114,151,000	USD	3,581,767	10/8/26	(42,947)
TWD	153,862,000	USD	4,820,238	10/8/26	(50,329)
TWD	180,621,000	USD	5,668,319	10/8/26	(68,849)
TWD	169,226,700	USD	5,360,680	10/8/26	(114,446)
TWD	176,070,000	USD	5,584,613	10/8/26	(126,229)
TWD	241,860,000	USD	7,665,927	10/8/26	(167,973)
TWD	297,550,000	USD	9,434,113	10/8/26	(209,701)
TWD	215,518,400	USD	6,734,950	10/13/26	(53,894)
TWD	431,043,300	USD	13,471,787	10/13/26	(109,473)
TWD	646,561,700	USD	20,162,208	10/13/26	(118,838)
TWD	734,786,859	USD	22,921,046	10/13/26	(142,702)
TWD	577,474,100	USD	18,054,529	10/13/26	(152,870)
TWD	773,002,900	USD	24,131,681	10/13/26	(168,642)
TWD	1,137,362,741	USD	35,551,474	10/13/26	(293,304)
TWD	281,304,768	USD	8,913,923	10/22/26	(194,143)
TWD	517,023,532	USD	16,372,385	10/22/26	(345,882)
USD	35,336,937	CLP	33,031,202,068	10/28/26	(217,504)
CLP	26,224,486,477	USD	28,075,604	10/30/26	152,869
CLP	1,633,976,915	USD	1,749,315	10/30/26	9,525
					$(10,878,800)

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	9,493,051,947	USD	20,035,567	Citibank, N.A.	8/3/26	$ —	$(20,488)
KZT	18,111,864,053	USD	38,226,006	Deutsche Bank AG	8/3/26	—	(39,089)
KZT	27,604,916,000	USD	52,063,480	ICBC Standard Bank plc	8/3/26	6,138,517	—
PHP	2,269,801,900	USD	36,805,609	Societe Generale	8/3/26	270,541	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	1,239,821,300	USD	20,098,257	Societe Generale	8/3/26	$153,642	$ —
PHP	832,025,970	USD	13,478,907	Societe Generale	8/3/26	111,847	—
PHP	837,714,300	USD	13,581,620	Societe Generale	8/3/26	102,051	—
PHP	819,098,496	USD	13,287,131	Societe Generale	8/3/26	92,459	—
PHP	819,098,496	USD	13,290,796	Societe Generale	8/3/26	88,793	—
PHP	818,665,700	USD	13,285,498	Societe Generale	8/3/26	87,022	—
PHP	411,241,300	USD	6,675,887	Societe Generale	8/3/26	41,547	—
TRY	2,494,076,212	USD	52,383,353	Standard Chartered Bank	8/3/26	102,796	—
USD	19,966,877	KZT	9,493,051,947	Citibank, N.A.	8/3/26	—	(48,202)
USD	35,914,860	KZT	18,111,864,053	Deutsche Bank AG	8/3/26	—	(2,272,057)
USD	34,579,195	PHP	2,124,531,600	Citibank, N.A.	8/3/26	—	(124,033)
USD	26,166,794	PHP	1,609,493,362	Societe Generale	8/3/26	—	(123,525)
USD	70,138,417	PHP	4,313,442,500	Societe Generale	8/3/26	—	(319,644)
USD	52,583,940	TRY	2,494,076,212	Standard Chartered Bank	8/3/26	97,790	—
TRY	4,517,824,079	USD	94,902,064	Standard Chartered Bank	8/4/26	98,806	—
USD	15,265,811	UYU	614,800,000	Deutsche Bank AG	8/4/26	—	(22,017)
USD	15,109,363	UYU	614,800,000	Deutsche Bank AG	8/4/26	—	(178,464)
UYU	614,800,000	USD	15,265,811	Deutsche Bank AG	8/4/26	22,017	—
TRY	3,253,653,770	USD	68,311,018	Standard Chartered Bank	8/5/26	53,876	—
KZT	1,955,000,000	USD	3,733,766	Deutsche Bank AG	8/6/26	385,051	—
UGX	42,144,934,245	USD	11,402,941	Standard Chartered Bank	8/6/26	—	(152,318)
USD	11,443,099	UGX	42,144,934,245	Standard Chartered Bank	8/6/26	192,476	—
EUR	1,105,339	USD	1,262,564	Barclays Bank PLC	8/7/26	12,208	—
EUR	1,842,660	USD	2,103,723	BNP Paribas	8/7/26	21,390	—
EUR	3,300,000	USD	3,766,241	Societe Generale	8/7/26	39,602	—
EUR	451,874	USD	515,717	Societe Generale	8/7/26	5,423	—
KZT	5,656,648,000	USD	9,831,152	Deutsche Bank AG	8/7/26	2,081,877	—
KZT	943,394,363	USD	1,902,309	Goldman Sachs International	8/7/26	84,501	—
PHP	1,180,419,300	USD	19,161,129	Standard Chartered Bank	8/7/26	118,841	—
TRY	4,633,398,494	USD	97,198,387	Standard Chartered Bank	8/7/26	6,773	—
USD	56,979,182	EUR	49,850,000	BNP Paribas	8/7/26	—	(512,109)
USD	1,754,718	EUR	1,536,816	Citibank, N.A.	8/7/26	—	(17,670)
USD	15,582,853	EUR	13,670,000	Citibank, N.A.	8/7/26	—	(182,562)
USD	22,525,031	EUR	19,760,000	Citibank, N.A.	8/7/26	—	(263,894)
USD	2,905,373	EUR	2,544,575	Deutsche Bank AG	8/7/26	—	(29,250)
USD	1,016,676	EUR	881,543	Goldman Sachs International	8/7/26	5	—
USD	4,625,111	EUR	4,042,597	HSBC Bank USA, N.A.	8/7/26	—	(37,158)
USD	792,767	EUR	694,803	JPMorgan Chase Bank, N.A.	8/7/26	—	(8,540)
USD	499,249	EUR	437,445	Societe Generale	8/7/26	—	(5,250)
USD	13,369,396	EUR	11,714,336	Societe Generale	8/7/26	—	(140,580)
USD	80,362,442	EUR	70,414,000	Societe Generale	8/7/26	—	(845,015)
USD	9,011,841	EUR	7,872,571	Standard Chartered Bank	8/7/26	—	(67,482)
USD	9,762,941	EUR	8,528,717	Standard Chartered Bank	8/7/26	—	(73,106)
USD	11,455,732	EUR	10,007,506	Standard Chartered Bank	8/7/26	—	(85,782)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,623,757	KZT	5,045,221,996	Deutsche Bank AG	8/7/26	$ —	$(1,595)
USD	15,116,146	UYU	609,740,000	HSBC Bank USA, N.A.	8/7/26	—	(42,392)
KZT	9,493,051,947	USD	19,922,459	Citibank, N.A.	8/10/26	47,676	—
KZT	5,660,326,000	USD	9,832,349	Deutsche Bank AG	8/10/26	2,075,042	—
KZT	2,071,359,866	USD	4,153,569	Deutsche Bank AG	8/10/26	203,864	—
KZT	3,277,255,959	USD	6,996,300	Deutsche Bank AG	8/10/26	—	(102,074)
TRY	2,494,076,212	USD	52,303,161	Standard Chartered Bank	8/10/26	—	(100,442)
USD	18,175,007	KZT	9,026,617,256	Deutsche Bank AG	8/10/26	—	(813,909)
USD	32,356,231	KZT	16,069,721,920	Deutsche Bank AG	8/10/26	—	(1,448,970)
USD	3,777,445	UYU	151,400,000	HSBC Bank USA, N.A.	8/11/26	14,688	—
VND	87,605,969,900	USD	3,276,214	Citibank, N.A.	8/12/26	53,064	—
USD	10,323,335	UYU	415,060,000	HSBC Bank USA, N.A.	8/14/26	10,169	—
EUR	12,504,598	ISK	1,801,162,337	JPMorgan Chase Bank, N.A.	8/17/26	—	(179,752)
ISK	4,153,870,804	EUR	28,838,314	JPMorgan Chase Bank, N.A.	8/17/26	414,547	—
EUR	389,453	ISK	56,042,270	JPMorgan Chase Bank, N.A.	8/20/26	—	(4,953)
ISK	3,744,050,000	EUR	26,018,416	JPMorgan Chase Bank, N.A.	8/20/26	330,909	—
USD	10,078,746	UYU	406,244,000	Citibank, N.A.	8/21/26	—	(9,988)
UYU	76,238,000	USD	1,897,412	Citibank, N.A.	8/21/26	—	(4,104)
UYU	406,244,000	USD	10,110,602	Citibank, N.A.	8/21/26	—	(21,869)
GHS	8,345,000	USD	748,436	Standard Chartered Bank	8/24/26	—	(36,817)
USD	30,543,776	UYU	1,224,500,000	Citibank, N.A.	8/24/26	141,274	—
VND	61,590,554,000	USD	2,301,590	Goldman Sachs International	8/26/26	36,909	—
USD	10,148,868	KZT	4,880,083,100	Deutsche Bank AG	8/27/26	—	(52,257)
USD	10,148,868	KZT	4,881,605,428	Deutsche Bank AG	8/27/26	—	(55,439)
USD	9,950,193	KZT	4,791,018,001	Deutsche Bank AG	8/31/26	—	(49,878)
USD	19,900,386	KZT	9,582,036,001	Deutsche Bank AG	8/31/26	—	(99,756)
GHS	8,510,437	USD	748,505	Standard Chartered Bank	9/1/26	—	(23,797)
EUR	85,675,616	PLN	373,674,198	Barclays Bank PLC	9/2/26	—	(1,112,531)
PLN	62,500,000	EUR	14,472,953	Barclays Bank PLC	9/2/26	20,966	—
PLN	311,174,198	EUR	73,103,761	Barclays Bank PLC	9/2/26	—	(1,103,207)
EUR	87,849,427	PLN	384,095,265	Barclays Bank PLC	9/4/26	—	(1,383,855)
KZT	6,453,481,242	USD	12,087,434	Bank of America, N.A.	9/4/26	1,362,642	—
KZT	6,445,624,411	USD	12,087,434	Bank of America, N.A.	9/4/26	1,346,267	—
PLN	192,047,632	EUR	44,463,704	Barclays Bank PLC	9/4/26	69,626	—
PLN	192,047,633	EUR	45,101,614	Barclays Bank PLC	9/4/26	—	(666,884)
USD	5,212,756	KZT	2,488,569,578	Deutsche Bank AG	9/4/26	26,183	—
USD	12,198,837	KZT	6,223,236,489	Deutsche Bank AG	9/4/26	—	(771,373)
EUR	175,681,335	PLN	765,092,213	Barclays Bank PLC	9/8/26	—	(1,927,116)
KZT	6,422,416,536	USD	12,051,823	Bank of America, N.A.	9/8/26	1,314,836	—
PLN	382,546,106	EUR	88,548,240	Barclays Bank PLC	9/8/26	146,489	—
PLN	382,546,107	EUR	89,844,689	Barclays Bank PLC	9/8/26	—	(1,350,584)
USD	21,528,695	UYU	876,304,000	HSBC Bank USA, N.A.	9/8/26	—	(203,818)
EUR	128,911,565	PLN	561,280,956	Barclays Bank PLC	9/9/26	—	(1,373,797)
PLN	280,640,477	EUR	64,957,059	Barclays Bank PLC	9/9/26	108,028	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	280,640,479	EUR	65,908,061	Barclays Bank PLC	9/9/26	$ —	$(990,184)
KZT	11,530,278,757	USD	21,972,899	Deutsche Bank AG	9/14/26	1,974,388	—
KZT	9,821,596,036	USD	18,786,526	Deutsche Bank AG	9/14/26	1,611,990	—
USD	3,053,137	KZT	1,527,636,936	Citibank, N.A.	9/14/26	—	(119,619)
USD	7,778,752	KZT	3,890,154,000	Citibank, N.A.	9/14/26	—	(300,726)
USD	9,874,962	KZT	4,797,256,580	Deutsche Bank AG	9/14/26	—	(88,481)
USD	9,874,962	KZT	4,800,219,069	Deutsche Bank AG	9/14/26	—	(94,634)
USD	9,874,962	KZT	4,801,206,563	Deutsche Bank AG	9/14/26	—	(96,685)
USD	9,874,962	KZT	4,803,181,555	Deutsche Bank AG	9/14/26	—	(100,787)
USD	30,918,099	KZT	14,958,176,169	Deutsche Bank AG	9/14/26	—	(148,603)
USD	2,729,391	EGP	163,627,000	Deutsche Bank AG	9/15/26	—	(412,475)
AED	76,590,000	USD	20,854,634	Standard Chartered Bank	9/16/26	—	(785)
EUR	72,296,272	HUF	25,804,346,844	Societe Generale	9/16/26	2,107,973	—
EUR	46,203,981	HUF	16,491,355,935	Societe Generale	9/16/26	1,347,189	—
EUR	125,521,405	PLN	545,035,281	Barclays Bank PLC	9/16/26	—	(900,807)
EUR	59,643,039	PLN	258,972,382	JPMorgan Chase Bank, N.A.	9/16/26	—	(425,933)
EUR	34,361,205	PLN	149,317,991	Societe Generale	9/16/26	—	(277,590)
EUR	48,105,687	PLN	209,117,346	Societe Generale	9/16/26	—	(407,941)
EUR	119,468,281	PLN	509,123,636	Standard Chartered Bank	9/16/26	1,719,790	—
EUR	2,718,907	PLN	11,834,670	Standard Chartered Bank	9/16/26	—	(27,198)
GBP	172,180,000	USD	229,520,847	State Street Bank and Trust Company	9/16/26	2,529,559	—
HUF	27,728,544,976	EUR	77,438,895	Barclays Bank PLC	9/16/26	—	(1,978,208)
HUF	1,047,787,608	EUR	2,935,592	JPMorgan Chase Bank, N.A.	9/16/26	—	(85,590)
HUF	212,740,727,749	EUR	596,037,621	Societe Generale	9/16/26	—	(17,378,920)
ILS	302,132,260	USD	103,829,087	Deutsche Bank AG	9/16/26	—	(4,842,145)
ILS	402,822,881	USD	138,528,266	Goldman Sachs International	9/16/26	—	(6,552,273)
ILS	30,213,227	USD	10,355,305	UBS AG	9/16/26	—	(456,610)
ILS	154,838,380	USD	53,205,463	UBS AG	9/16/26	—	(2,476,099)
KZT	11,481,938,383	USD	21,972,899	Deutsche Bank AG	9/16/26	1,857,401	—
KZT	5,731,630,708	USD	10,986,450	Deutsche Bank AG	9/16/26	909,319	—
NZD	55,238,000	USD	32,192,287	Standard Chartered Bank	9/16/26	387,785	—
NZD	5,340,000	USD	3,022,814	Standard Chartered Bank	9/16/26	126,786	—
SEK	29,390,000	USD	3,034,160	JPMorgan Chase Bank, N.A.	9/16/26	59,322	—
SEK	303,033,000	USD	32,290,975	JPMorgan Chase Bank, N.A.	9/16/26	—	(394,846)
SGD	43,318,080	USD	33,870,987	Citibank, N.A.	9/16/26	10,651	—
SGD	4,880,000	USD	3,786,463	Deutsche Bank AG	9/16/26	30,475	—
SGD	19,992,960	USD	15,650,549	Deutsche Bank AG	9/16/26	—	(12,870)
SGD	19,992,960	USD	15,643,564	Goldman Sachs International	9/16/26	—	(5,885)
USD	12,034,517	AED	44,189,758	BNP Paribas	9/16/26	2,573	—
USD	2,920,174	AED	10,724,770	Citibank, N.A.	9/16/26	45	—
USD	4,350,453	AED	15,977,301	HSBC Bank USA, N.A.	9/16/26	169	—
USD	37,912,766	AED	139,215,676	Standard Chartered Bank	9/16/26	7,259	—
USD	70,584,783	AED	259,232,849	Standard Chartered Bank	9/16/26	1,119	—
USD	43,312,243	BHD	16,349,878	Standard Chartered Bank	9/16/26	—	(27,635)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	21,260,143	CAD	29,500,000	Goldman Sachs International	9/16/26	$177,290	$ —
USD	4,158,270	CNH	27,961,519	Citibank, N.A.	9/16/26	4,983	—
USD	4,342,020	CNH	29,235,281	Goldman Sachs International	9/16/26	—	(466)
USD	6,208,473	CNH	41,803,200	JPMorgan Chase Bank, N.A.	9/16/26	—	(800)
USD	14,411,306	GBP	10,920,000	Deutsche Bank AG	9/16/26	—	(305,795)
USD	21,327,169	GBP	15,990,000	State Street Bank and Trust Company	9/16/26	—	(222,871)
USD	215,085,637	GBP	161,260,000	State Street Bank and Trust Company	9/16/26	—	(2,247,669)
USD	19,544,112	ILS	59,752,215	Bank of America, N.A.	9/16/26	—	(32,377)
USD	21,233,220	ILS	64,920,571	Bank of America, N.A.	9/16/26	—	(36,567)
USD	21,420,276	ILS	65,520,340	Bank of America, N.A.	9/16/26	—	(46,012)
USD	17,748,389	ILS	54,066,561	Barclays Bank PLC	9/16/26	34,678	—
USD	304,244,607	ILS	890,006,748	Citibank, N.A.	9/16/26	12,653,613	—
USD	178,233,265	ILS	542,524,236	Goldman Sachs International	9/16/26	487,218	—
USD	35,836,608	ILS	108,964,789	Goldman Sachs International	9/16/26	136,708	—
USD	35,809,639	ILS	109,379,067	JPMorgan Chase Bank, N.A.	9/16/26	—	(25,989)
USD	105,847,513	ILS	322,589,349	Standard Chartered Bank	9/16/26	158,260	—
USD	21,166,634	ILS	64,517,870	UBS AG	9/16/26	28,784	—
USD	7,093,674	JPY	1,127,566,391	Goldman Sachs International	9/16/26	—	(17,137)
USD	21,377,281	JPY	3,398,000,000	Goldman Sachs International	9/16/26	—	(51,642)
USD	10,810,776	KZT	5,227,010,132	Bank of America, N.A.	9/16/26	—	(37,673)
USD	10,979,678	KZT	5,320,752,047	Bank of America, N.A.	9/16/26	—	(63,328)
USD	22,865,738	KZT	11,012,368,000	Deutsche Bank AG	9/16/26	10,012	—
USD	127,669	NZD	218,430	Goldman Sachs International	9/16/26	—	(1,163)
USD	447,010	NZD	764,790	Goldman Sachs International	9/16/26	—	(4,073)
USD	102,315	NZD	175,250	Standard Chartered Bank	9/16/26	—	(1,049)
USD	203,794	NZD	349,685	Standard Chartered Bank	9/16/26	—	(2,455)
USD	358,247	NZD	613,620	Standard Chartered Bank	9/16/26	—	(3,674)
USD	713,563	NZD	1,224,386	Standard Chartered Bank	9/16/26	—	(8,596)
USD	34,568,109	NZD	60,578,000	Standard Chartered Bank	9/16/26	—	(1,161,562)
USD	76,305	NZD	130,850	UBS AG	9/16/26	—	(872)
USD	267,176	NZD	458,160	UBS AG	9/16/26	—	(3,052)
USD	20,120,909	SAR	75,555,000	Goldman Sachs International	9/16/26	7,573	—
USD	34,376,251	SEK	332,423,000	JPMorgan Chase Bank, N.A.	9/16/26	—	(613,361)
USD	68,544,867	SGD	88,184,000	Goldman Sachs International	9/16/26	—	(429,067)
USD	13,262,376	UYU	535,800,000	Citibank, N.A.	9/16/26	—	(17,496)
USD	28,536,072	UYU	1,153,000,000	Citibank, N.A.	9/16/26	—	(41,181)
USD	15,232,904	UYU	614,800,000	Deutsche Bank AG	9/16/26	—	(4,993)
USD	35,184,124	UYU	1,441,317,655	HSBC Bank USA, N.A.	9/16/26	—	(539,120)
USD	79,679,016	ZAR	1,349,953,759	Bank of America, N.A.	9/16/26	—	(1,757,395)
USD	28,874,029	ZAR	476,450,963	Barclays Bank PLC	9/16/26	131,966	—
USD	17,332,975	ZAR	292,069,842	Barclays Bank PLC	9/16/26	—	(286,236)
USD	60,356,947	ZAR	999,891,285	HSBC Bank USA, N.A.	9/16/26	38,171	—
USD	60,320,535	ZAR	999,891,286	HSBC Bank USA, N.A.	9/16/26	1,760	—
USD	27,615,896	ZAR	467,689,000	HSBC Bank USA, N.A.	9/16/26	—	(597,599)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	336,380,924	ZAR	5,580,122,227	Societe Generale	9/16/26	$ —	$(241,811)
VND	88,357,299,900	USD	3,314,849	JPMorgan Chase Bank, N.A.	9/16/26	35,276	—
MYR	35,420,000	USD	8,815,331	Barclays Bank PLC	9/17/26	—	(136,600)
MYR	57,000,000	USD	14,115,549	Barclays Bank PLC	9/17/26	—	(149,212)
MYR	54,000,000	USD	13,452,580	Barclays Bank PLC	9/17/26	—	(221,313)
MYR	231,812,530	USD	57,463,258	Barclays Bank PLC	9/17/26	—	(663,751)
MYR	213,000,000	USD	53,066,919	Barclays Bank PLC	9/17/26	—	(876,923)
USD	15,957,587	AED	58,604,846	Barclays Bank PLC	9/17/26	683	—
USD	44,900,600	AED	164,899,472	Standard Chartered Bank	9/17/26	1,836	—
USD	805,942	AED	2,959,890	Standard Chartered Bank	9/17/26	24	—
USD	14,466,340	MXN	254,000,000	Goldman Sachs International	9/17/26	—	(145,130)
USD	13,574,454	UYU	547,322,000	Bank of America, N.A.	9/23/26	16,217	—
MNT	6,729,012,000	USD	1,756,922	JPMorgan Chase Bank, N.A.	9/28/26	90,814	—
USD	15,685,271	UYU	634,312,345	Deutsche Bank AG	9/28/26	—	(21,926)
EUR	43,492,657	ISK	6,244,240,728	Bank of America, N.A.	9/30/26	—	(123,166)
ISK	16,271,173,618	EUR	113,332,685	Bank of America, N.A.	9/30/26	320,944	—
MNT	6,933,167,000	USD	1,806,924	JPMorgan Chase Bank, N.A.	10/5/26	94,515	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	628,564	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	2,772,795	—
VND	43,620,989,550	USD	1,639,455	Citibank, N.A.	10/9/26	11,719	—
VND	182,598,305,531	USD	6,865,889	Goldman Sachs International	10/13/26	43,336	—
RUB	608,703,000	USD	7,598,340	Deutsche Bank AG	10/14/26	—	(130,461)
KZT	12,108,369,000	USD	19,825,410	Deutsche Bank AG	10/15/26	5,060,511	—
USD	20,255,898	KZT	9,827,148,726	Deutsche Bank AG	10/15/26	58,492	—
USD	4,201,605	KZT	2,054,584,669	Deutsche Bank AG	10/15/26	—	(21,114)
USD	9,874,962	KZT	4,819,968,992	Deutsche Bank AG	10/15/26	—	(31,357)
USD	9,416,769	KZT	4,604,800,000	Deutsche Bank AG	10/15/26	—	(47,320)
USD	9,874,962	KZT	4,827,868,962	Deutsche Bank AG	10/15/26	—	(47,593)
USD	9,874,962	KZT	4,828,856,458	Deutsche Bank AG	10/15/26	—	(49,623)
VND	111,915,089,428	USD	4,204,963	JPMorgan Chase Bank, N.A.	10/16/26	28,519	—
UGX	8,672,736,830	USD	2,286,511	Standard Chartered Bank	10/20/26	3,326	—
UGX	8,721,311,879	USD	2,342,568	Standard Chartered Bank	10/20/26	—	(39,906)
USD	3,563,779	UGX	13,150,345,000	Standard Chartered Bank	10/20/26	91,733	—
USD	1,115,634	UGX	4,243,703,709	Standard Chartered Bank	10/20/26	—	(4,819)
UGX	72,086,895,155	USD	19,103,610	Standard Chartered Bank	10/21/26	—	(73,669)
USD	3,563,779	UGX	13,257,257,000	Standard Chartered Bank	10/21/26	64,047	—
USD	4,791,079	UGX	18,079,281,107	Standard Chartered Bank	10/21/26	18,399	—
USD	10,740,737	UGX	40,750,357,048	Standard Chartered Bank	10/21/26	—	(16,792)
VND	124,885,791,691	USD	4,710,894	Standard Chartered Bank	10/22/26	10,554	—
GHS	21,519,355	USD	1,871,263	Standard Chartered Bank	10/23/26	—	(55,326)
KZT	11,989,997,000	USD	19,671,857	Deutsche Bank AG	10/23/26	4,908,134	—
UGX	13,239,437,000	USD	3,489,572	Standard Chartered Bank	10/23/26	4,373	—
USD	25,421,268	KZT	12,382,699,542	Deutsche Bank AG	10/23/26	36,220	—
USD	3,563,778	UGX	13,239,437,000	Standard Chartered Bank	10/23/26	69,833	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	18,331,299,000	USD	30,294,660	Deutsche Bank AG	10/27/26	$7,237,559	$ —
USD	19,876,553	KZT	9,592,424,299	Deutsche Bank AG	10/27/26	236,647	—
USD	9,938,276	KZT	4,806,150,426	Deutsche Bank AG	10/27/26	97,976	—
USD	9,938,276	KZT	4,816,088,702	Deutsche Bank AG	10/27/26	77,628	—
USD	13,790,701	OMR	5,311,475	Standard Chartered Bank	10/29/26	—	(6,412)
USD	15,169,772	OMR	5,842,622	Standard Chartered Bank	10/29/26	—	(7,054)
USD	16,548,842	OMR	6,373,770	Standard Chartered Bank	10/29/26	—	(7,695)
USD	18,210,311	OMR	7,013,683	Standard Chartered Bank	10/29/26	—	(8,467)
KZT	8,238,125,000	USD	15,081,236	Bank of America, N.A.	11/2/26	1,753,768	—
KZT	5,811,233,048	USD	9,832,349	Deutsche Bank AG	11/3/26	2,039,424	—
UGX	1,948,373,000	USD	512,865	Standard Chartered Bank	11/3/26	445	—
UGX	24,601,779,000	USD	6,676,195	Standard Chartered Bank	11/3/26	—	(194,717)
USD	7,127,558	UGX	26,550,152,000	Standard Chartered Bank	11/3/26	132,770	—
UGX	6,637,539,000	USD	1,750,406	Standard Chartered Bank	11/6/26	—	(2,754)
USD	1,781,890	UGX	6,637,539,000	Standard Chartered Bank	11/6/26	34,238	—
ZMW	42,534,000	USD	1,752,534	Societe Generale	11/6/26	495,962	—
UGX	18,236,098,448	USD	4,806,563	Standard Chartered Bank	11/10/26	—	(9,286)
UGX	8,392,456,552	USD	2,265,170	Standard Chartered Bank	11/10/26	—	(57,410)
USD	3,563,779	UGX	13,310,714,000	Standard Chartered Bank	11/10/26	62,197	—
USD	3,563,779	UGX	13,317,841,000	Standard Chartered Bank	11/10/26	60,322	—
KES	474,533,000	USD	3,581,381	Standard Chartered Bank	11/12/26	59,506	—
UGX	8,667,613,534	USD	2,283,956	Standard Chartered Bank	11/12/26	—	(4,821)
UGX	4,714,375,466	USD	1,246,573	Standard Chartered Bank	11/12/26	—	(6,935)
USD	3,426,231	KES	474,533,000	Standard Chartered Bank	11/12/26	—	(214,656)
USD	3,563,779	UGX	13,381,989,000	Standard Chartered Bank	11/12/26	45,006	—
UGX	6,788,997,000	USD	1,788,461	Standard Chartered Bank	11/13/26	—	(3,700)
USD	1,781,889	UGX	6,788,997,000	Standard Chartered Bank	11/13/26	—	(2,872)
UGX	13,898,738,000	USD	3,662,382	Standard Chartered Bank	11/16/26	—	(10,964)
USD	3,563,779	UGX	13,898,738,000	Bank of America, N.A.	11/16/26	—	(87,639)
TRY	2,317,752,776	USD	41,939,226	Standard Chartered Bank	11/19/26	2,618,407	—
USD	42,232,767	TRY	2,317,752,776	Standard Chartered Bank	11/19/26	—	(2,324,867)
USD	133,522,609	KWD	40,791,157	JPMorgan Chase Bank, N.A.	11/23/26	1,498,459	—
GHS	22,480,796	USD	1,881,238	Societe Generale	12/7/26	1,059	—
USD	7,994,532	UAH	375,743,000	Deutsche Bank AG	12/7/26	—	(135,147)
USD	2,413,800	UAH	113,690,000	Citibank, N.A.	12/9/26	—	(44,605)
USD	3,944,979	UAH	189,359,000	Citibank, N.A.	12/9/26	—	(149,675)
GHS	13,080,000	USD	1,122,756	Standard Chartered Bank	12/11/26	—	(28,352)
KZT	5,918,949,673	USD	10,986,450	Deutsche Bank AG	12/14/26	949,464	—
KZT	5,712,953,743	USD	10,584,444	Deutsche Bank AG	12/14/26	936,067	—
KZT	4,974,016,797	USD	9,242,807	Deutsche Bank AG	12/14/26	787,593	—
MYR	66,000,000	USD	15,980,630	Barclays Bank PLC	12/16/26	229,699	—
MYR	25,200,000	USD	6,154,598	Barclays Bank PLC	12/16/26	34,800	—
MYR	91,000,000	USD	22,061,141	State Street Bank and Trust Company	12/16/26	289,464	—
NGN	17,292,111,000	USD	11,654,981	JPMorgan Chase Bank, N.A.	12/16/26	434,575	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	8,445,701,220	USD	15,890,313	Deutsche Bank AG	12/17/26	$1,124,890	$ —
JPY	95,799,780	USD	644,050	Deutsche Bank AG	1/7/27	—	(34,291)
JPY	377,643,780	USD	2,670,245	Deutsche Bank AG	1/7/27	—	(266,570)
JPY	95,938,712	USD	629,104	HSBC Bank USA, N.A.	1/7/27	—	(18,461)
JPY	62,954,495	USD	403,062	JPMorgan Chase Bank, N.A.	1/7/27	—	(2,361)
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	60,323	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	210,301	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	88,621	—
RUB	818,906,000	USD	9,908,958	ICBC Standard Bank plc	1/13/27	—	(147,671)
NGN	6,253,974,000	USD	3,896,557	Standard Chartered Bank	1/21/27	429,746	—
USD	6,872,580	EUR	5,657,233	State Street Bank and Trust Company	1/25/27	303,354	—
EUR	32,200,000	USD	38,401,720	Bank of America, N.A.	1/26/27	—	(1,009,292)
EUR	49,067,947	USD	57,612,311	JPMorgan Chase Bank, N.A.	1/26/27	—	(631,886)
USD	57,556,702	EUR	49,067,947	Bank of America, N.A.	1/26/27	576,277	—
USD	37,807,092	EUR	32,200,000	JPMorgan Chase Bank, N.A.	1/26/27	414,664	—
EUR	26,070,000	USD	31,093,689	Barclays Bank PLC	1/27/27	—	(818,523)
USD	30,532,332	EUR	26,070,000	JPMorgan Chase Bank, N.A.	1/27/27	257,165	—
KES	1,205,137,000	USD	8,953,470	Citibank, N.A.	2/3/27	219,053	—
USD	3,581,390	KES	504,976,000	Citibank, N.A.	2/3/27	—	(262,077)
USD	1,558,563	KES	210,406,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(42,876)
USD	3,581,389	KES	489,755,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(146,227)
UZS	88,806,138,000	USD	6,831,241	Deutsche Bank AG	2/11/27	381,479	—
KES	480,802,000	USD	3,581,393	Standard Chartered Bank	2/18/27	68,127	—
USD	3,566,752	KES	480,802,000	Standard Chartered Bank	2/18/27	—	(82,768)
KES	479,906,000	USD	3,581,388	Standard Chartered Bank	2/24/27	57,372	—
USD	3,509,339	KES	479,906,000	Standard Chartered Bank	2/24/27	—	(129,421)
KES	492,198,000	USD	3,664,944	Standard Chartered Bank	3/2/27	62,966	—
USD	3,503,189	KES	492,198,000	Standard Chartered Bank	3/2/27	—	(224,721)
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	397,756	—
KES	495,679,000	USD	3,664,939	Standard Chartered Bank	3/8/27	85,265	—
USD	3,540,564	KES	495,679,000	Standard Chartered Bank	3/8/27	—	(209,639)
GHS	8,728,000	USD	752,420	Standard Chartered Bank	3/11/27	—	(32,608)
KZT	4,770,051,000	USD	8,625,770	Deutsche Bank AG	3/11/27	740,194	—
UZS	153,035,597,000	USD	11,695,498	Deutsche Bank AG	3/11/27	682,406	—
UZS	76,459,322,000	USD	5,847,749	Deutsche Bank AG	3/11/27	336,473	—
UZS	76,605,516,000	USD	5,847,749	Deutsche Bank AG	3/12/27	347,382	—
UZS	76,459,322,000	USD	5,847,749	Deutsche Bank AG	3/12/27	335,559	—
NGN	21,222,434,000	USD	13,962,128	JPMorgan Chase Bank, N.A.	3/15/27	470,898	—
USD	173,722,733	AED	637,757,000	Bank of America, N.A.	3/15/27	9,528	—
USD	103,661,573	AED	380,552,000	Standard Chartered Bank	3/15/27	6,250	—
USD	14,167,179	NGN	21,222,434,000	Standard Chartered Bank	3/15/27	—	(265,847)
HKD	878,015,000	USD	112,677,258	Barclays Bank PLC	3/16/27	—	(32,124)
USD	173,722,773	AED	638,049,000	Bank of America, N.A.	3/16/27	—	(70,367)
USD	113,423,976	HKD	878,015,000	Standard Chartered Bank	3/16/27	778,842	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HKD	1,352,885,000	USD	173,566,957	Citibank, N.A.	3/17/27	$5,737	$ —
USD	86,861,250	AED	319,024,000	Bank of America, N.A.	3/17/27	—	(35,383)
USD	104,259,245	AED	382,860,800	HSBC Bank USA, N.A.	3/17/27	—	(25,431)
USD	17,440,968	HKD	135,000,000	Barclays Bank PLC	3/17/27	120,713	—
USD	113,440,944	HKD	878,135,000	Citibank, N.A.	3/17/27	777,815	—
USD	43,890,245	HKD	339,750,000	Goldman Sachs International	3/17/27	300,936	—
UZS	111,501,544,289	USD	8,554,012	Deutsche Bank AG	3/17/27	456,521	—
UZS	55,708,002,086	USD	4,277,006	Deutsche Bank AG	3/17/27	224,804	—
UZS	41,241,481,615	USD	3,163,903	Deutsche Bank AG	3/17/27	168,855	—
UZS	11,243,307,299	USD	863,210	Deutsche Bank AG	3/17/27	45,371	—
UZS	9,361,613,360	USD	718,742	Deutsche Bank AG	3/17/27	37,778	—
UZS	111,715,394,585	USD	8,554,012	Deutsche Bank AG	3/18/27	472,470	—
UZS	55,857,697,292	USD	4,277,006	Deutsche Bank AG	3/18/27	236,235	—
UZS	48,760,975,854	USD	3,733,612	Deutsche Bank AG	3/18/27	206,221	—
UZS	24,380,487,927	USD	1,866,806	Deutsche Bank AG	3/18/27	103,111	—
UZS	77,211,045,461	USD	5,889,477	Deutsche Bank AG	3/19/27	348,169	—
UZS	53,922,250,000	USD	4,093,703	Deutsche Bank AG	3/24/27	259,299	—
USD	104,233,597	AED	382,850,000	Citibank, N.A.	3/26/27	—	(50,292)
USD	103,037,446	AED	378,405,022	Standard Chartered Bank	3/30/27	—	(36,628)
USD	103,037,446	AED	378,595,641	Standard Chartered Bank	4/1/27	—	(89,025)
USD	103,037,447	AED	378,636,857	Standard Chartered Bank	4/1/27	—	(100,251)
USD	75,976,682	BHD	29,019,526	Standard Chartered Bank	4/1/27	—	(785,195)
USD	75,521,293	SAR	285,246,206	Standard Chartered Bank	4/1/27	—	(327,882)
USD	75,521,293	SAR	285,283,967	Standard Chartered Bank	4/1/27	—	(337,923)
USD	75,521,897	SAR	285,382,146	Standard Chartered Bank	4/1/27	—	(363,425)
USD	75,521,897	SAR	285,382,146	Standard Chartered Bank	4/1/27	—	(363,425)
USD	151,043,795	SAR	570,643,457	Standard Chartered Bank	4/1/27	—	(694,719)
USD	103,037,446	AED	378,647,160	Standard Chartered Bank	4/2/27	—	(103,295)
USD	75,521,897	SAR	285,359,489	Deutsche Bank AG	4/5/27	—	(355,451)
USD	12,687,263	AED	46,622,520	Standard Chartered Bank	4/6/27	—	(12,490)
USD	60,697,527	SAR	229,450,629	Standard Chartered Bank	4/7/27	—	(312,820)
USD	75,521,294	SAR	285,359,489	Standard Chartered Bank	4/7/27	—	(355,080)
USD	75,521,294	SAR	285,397,250	Standard Chartered Bank	4/7/27	—	(365,120)
USD	75,521,293	SAR	285,465,221	Standard Chartered Bank	4/7/27	—	(383,194)
USD	37,988,645	BHD	14,496,467	Standard Chartered Bank	4/12/27	—	(350,230)
RUB	1,705,301,000	USD	19,817,928	ICBC Standard Bank plc	4/13/27	—	(28,932)
UZS	144,641,858,000	USD	11,548,252	Deutsche Bank AG	4/16/27	88,812	—
LKR	6,388,000,000	USD	18,788,235	JPMorgan Chase Bank, N.A.	5/7/27	—	(204,008)
UZS	68,154,832,000	USD	5,381,353	Deutsche Bank AG	7/15/27	53,064	—
UZS	89,813,407,000	USD	7,088,667	Deutsche Bank AG	7/16/27	72,059	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	1,490,426	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	1,542,340	—
						$96,627,365	$(82,187,960)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
EUR vs. HUF, 1 year term	BNP Paribas	7.80%	6/15/27	$39,784	$247,139
EUR vs. HUF, 1 year term	JPMorgan Chase Bank, N.A.	8.11	6/11/27	18,592	64,575
					$311,714

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 12 months with a strike rate to be determined on this date.

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/10/26	COP	16,196,700	Republic of Colombia, 11.75%, 1/24/35	Goldman Sachs International	$5,133,628	$(94,972)
8/11/26	COP	82,249,000	Republic of Colombia, 13.25%, 2/9/33	Citibank, N.A.	26,069,248	(329,750)
8/26/26	COP	94,540,000	Republic of Colombia, 12.50%, 2/27/30	Barclays Bank PLC	29,964,945	(146,858)
9/1/26	COP	35,713,400	Republic of Colombia, 12.50%, 2/27/30	Bank of America, N.A.	11,319,548	(156,787)
9/3/26	COP	160,717,090	Republic of Colombia, 11.75%, 1/24/35	Bank of America, N.A.	50,940,118	(1,074,582)
9/3/26	COP	189,078,930	Republic of Colombia, 13.25%, 2/9/33	Bank of America, N.A.	59,929,550	(1,258,101)
9/11/26	COP	79,413,000	Republic of Colombia, 7.75%, 9/18/30	Citibank, N.A.	25,170,364	(1,319,355)
10/13/26	COP	51,309,400	Republic of Colombia, 11.75%, 1/24/35	BNP Paribas	16,262,781	(215,222)
10/13/26	COP	110,420,000	Republic of Colombia, 12.50%, 2/27/30	BNP Paribas	34,998,193	(304,799)
						$(4,900,426)

[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	295	Long	12/29/26	$121,156,500	$(1,105,974)
Equity Futures
FTSE Taiwan Index	533	Long	8/28/26	77,783,763	(2,401,262)
OMX Stockholm 30 Index	2,481	Long	8/21/26	84,886,875	2,297,389
IFSC Nifty 50 Index	(1,467)	Short	8/25/26	(71,704,394)	(1,814,724)
STOXX Europe 600 Index	(5,409)	Short	9/18/26	(202,808,652)	(3,426,157)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	180	Long	9/8/26	$25,813,028	$(261,684)
U.S. Long Treasury Bond	1,478	Long	9/21/26	160,085,875	(2,713,911)
U.S. Ultra-Long Treasury Bond	1,592	Long	9/21/26	174,622,500	(4,293,473)
Euro-Bobl	(1,024)	Short	9/8/26	(134,425,166)	1,191,947
Japan 10-Year Bond	(4)	Short	9/14/26	(3,194,620)	1,216
U.S. 2-Year Treasury Note	(126)	Short	9/30/26	(25,906,781)	93,313
U.S. 5-Year Treasury Note	(3,142)	Short	9/30/26	(332,978,361)	1,777,850
U.S. 10-Year Treasury Note	(37)	Short	9/21/26	(3,996,000)	4,001
U.S. Ultra 10-Year Treasury Note	(66)	Short	9/21/26	(7,240,406)	90,767
					$(10,560,702)

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	349,500	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.68% (pays upon termination)	1/2/31	$(1,360,128)	$ —	$(1,360,128)
BRL	533,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.68% (pays upon termination)	1/2/31	(2,096,114)	—	(2,096,114)
BRL	364,920	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.70% (pays upon termination)	1/2/31	(1,480,031)	—	(1,480,031)
CNY	647,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	12/17/30	540,388	—	540,388
CNY	551,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	476,488	—	476,488
CNY	256,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	224,528	—	224,528
CNY	775,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	684,855	—	684,855
CNY	432,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	385,938	—	385,938
CNY	177,062	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	177,875	—	177,875
CNY	575,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	626,526	—	626,526

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	480,344	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	$ 531,560	$ —	$531,560
CNY	587,722	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	673,574	—	673,574
CNY	294,618	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	338,056	—	338,056
CNY	235,054	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	271,309	—	271,309
CNY	448,570	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	6/17/31	117,615	—	117,615
CZK	1,534,365	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(4,319)	—	(4,319)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(6,325)	—	(6,325)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	98,294	—	98,294
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	44,488	—	44,488
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	47,798	—	47,798
EUR	168,468	Receives	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	9/16/31	661,427	—	661,427
EUR	260,094	Receives	6-month EURIBOR (pays semi-annually)	3.04% (pays annually)	9/16/31	850,444	—	850,444
EUR	230,817	Receives	6-month EURIBOR (pays semi-annually)	3.18% (pays annually)	9/16/36	1,746,372	—	1,746,372
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.22% (pays annually)	9/16/36	22,801	—	22,801
EUR	27,744	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	83,018	—	83,018
EUR	19,093	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	54,317	—	54,317
EUR	7,859	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	21,199	—	21,199
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	18,026	—	18,026
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	16,662	—	16,662
EUR	7,630	Receives	6-month EURIBOR (pays semi-annually)	3.23% (pays annually)	9/16/36	17,952	—	17,952
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	15,638	—	15,638
EUR	15,370	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	30,875	—	30,875
EUR	13,872	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	25,818	—	25,818

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	$ 12,227	$ —	$12,227
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.24% (pays annually)	9/16/36	9,499	—	9,499
EUR	13,581	Receives	6-month EURIBOR (pays semi-annually)	3.25% (pays annually)	9/16/36	11,920	—	11,920
EUR	6,936	Receives	6-month EURIBOR (pays semi-annually)	3.25% (pays annually)	9/16/36	4,723	—	4,723
HUF	5,666,941	Pays	6-month HUF BUBOR (pays semi-annually)	6.65% (pays annually)	3/18/31	950,011	—	950,011
HUF	11,221,453	Pays	6-month HUF BUBOR (pays semi-annually)	6.28% (pays annually)	3/18/36	2,828,378	—	2,828,378
HUF	5,278,859	Pays	6-month HUF BUBOR (pays semi-annually)	6.33% (pays annually)	3/18/36	1,395,672	—	1,395,672
HUF	2,122,380	Pays	6-month HUF BUBOR (pays semi-annually)	6.37% (pays annually)	3/18/36	582,083	—	582,083
HUF	4,284,567	Pays	6-month HUF BUBOR (pays semi-annually)	6.50% (pays annually)	3/18/36	1,307,240	—	1,307,240
HUF	9,960,231	Pays	6-month HUF BUBOR (pays semi-annually)	6.66% (pays annually)	6/17/36	3,526,216	—	3,526,216
HUF	23,098,113	Pays	6-month HUF BUBOR (pays semi-annually)	5.00% (pays annually)	9/16/36	(953,982)	—	(953,982)
HUF	18,767,218	Pays	6-month HUF BUBOR (pays semi-annually)	5.04% (pays annually)	9/16/36	(600,348)	—	(600,348)
HUF	2,887,266	Pays	6-month HUF BUBOR (pays semi-annually)	5.05% (pays annually)	9/16/36	(89,721)	—	(89,721)
HUF	16,457,404	Pays	6-month HUF BUBOR (pays semi-annually)	5.10% (pays annually)	9/16/36	(309,451)	—	(309,451)
KRW	55,718,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(905,770)	—	(905,770)
KRW	83,680,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(1,357,693)	—	(1,357,693)
KRW	43,792,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(702,378)	—	(702,378)
KRW	41,788,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(664,839)	—	(664,839)
KRW	70,823,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(1,074,017)	—	(1,074,017)
KRW	84,989,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(1,211,600)	—	(1,211,600)
KRW	77,034,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(1,087,274)	—	(1,087,274)
KRW	35,413,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(497,039)	—	(497,039)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	84,990,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	$(1,172,794)	$ —	$(1,172,794)
KRW	57,891,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(757,827)	—	(757,827)
KRW	35,412,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(466,798)	—	(466,798)
KRW	24,692,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.99% (pays quarterly)	6/17/31	71,828	—	71,828
KRW	37,688,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	6/17/31	156,273	—	156,273
KRW	49,266,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	6/17/31	248,182	—	248,182
MXN	2,330,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	735,049	—	735,049
MXN	2,104,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	712,624	—	712,624
MXN	3,403,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	162,249	—	162,249
MXN	2,185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	108,208	—	108,208
MXN	2,671,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	880,836	—	880,836
MXN	3,492,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	598,748	—	598,748
MXN	3,470,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	447,689	—	447,689
MXN	534,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	55,261	—	55,261
MXN	277,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/18/28	(26,032)	—	(26,032)
MXN	317,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.84% (pays monthly)	2/21/28	(28,578)	—	(28,578)
MXN	294,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	2/22/28	(27,793)	—	(27,793)
MXN	194,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	2/24/28	(26,086)	—	(26,086)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	121,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	2/25/28	$ (20,359)	$ —	$(20,359)
MXN	3,880,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	329,189	—	329,189
MXN	3,920,919	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	190,813	—	190,813
MXN	3,267,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	303,593	—	303,593
MXN	3,306,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(1,594,872)	—	(1,594,872)
MXN	9,163,810	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(4,499,147)	—	(4,499,147)
MXN	3,723,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.56% (pays monthly)	6/14/28	1,961,309	—	1,961,309
MXN	3,197,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	7/26/28	244,863	—	244,863
MXN	235,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	9/14/28	15,441	—	15,441
MXN	1,432,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	9/14/28	186,843	—	186,843
MXN	2,785,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	9/14/28	554,701	—	554,701
MXN	2,179,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.91% (pays monthly)	9/11/31	(348,126)	—	(348,126)
MXN	1,348,270	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.93% (pays monthly)	9/11/31	(271,733)	—	(271,733)
MYR	236,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	6/18/31	258,195	—	258,195
MYR	145,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	155,284	—	155,284
MYR	130,146	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	131,110	—	131,110
MYR	95,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	93,509	—	93,509
MYR	144,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	6/18/31	124,275	—	124,275
MYR	157,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	131,868	—	131,868
MYR	88,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	71,880	—	71,880

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	50,650	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	$ 41,080	$ —	$41,080
MYR	261,400	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	190,876	—	190,876
MYR	88,136	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	67,920	—	67,920
MYR	55,750	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/18/31	39,421	—	39,421
MYR	49,310	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	29,741	—	29,741
MYR	40,900	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	23,960	—	23,960
MYR	61,183	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	34,782	—	34,782
MYR	73,950	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	40,759	—	40,759
MYR	87,880	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	46,413	—	46,413
MYR	25,930	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	12,795	—	12,795
MYR	37,955	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	16,755	—	16,755
MYR	57,370	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	22,343	—	22,343
MYR	40,520	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	6/18/31	14,143	—	14,143
PLN	87,510	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(205,543)	—	(205,543)
PLN	160,840	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(358,533)	—	(358,533)
PLN	308,382	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(453,836)	—	(453,836)
PLN	98,568	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(137,157)	—	(137,157)
PLN	652,584	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(2,580,996)	—	(2,580,996)
PLN	325,964	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	289,922	—	289,922
PLN	325,964	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(259,906)	—	(259,906)
PLN	1,398,990	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	563,768	—	563,768
PLN	1,398,990	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(467,972)	—	(467,972)
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	248,350	—	248,350
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	855,524	—	855,524
PLN	117,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(141,030)	—	(141,030)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	284,905	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	$(1,259,015)	$ —	$(1,259,015)
TWD	1,583,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.12% (pays quarterly)	6/17/31	419,472	—	419,472
TWD	3,456,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	888,610	—	888,610
TWD	2,639,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	654,011	—	654,011
TWD	754,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.13% (pays quarterly)	6/17/31	184,703	—	184,703
TWD	2,451,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.14% (pays quarterly)	6/17/31	577,625	—	577,625
TWD	1,357,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.15% (pays quarterly)	6/17/31	306,223	—	306,223
TWD	755,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.16% (pays quarterly)	6/17/31	156,338	—	156,338
TWD	1,358,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.17% (pays quarterly)	6/17/31	271,493	—	271,493
TWD	1,372,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.29% (pays quarterly)	6/17/31	24,151	—	24,151
TWD	1,167,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.30% (pays quarterly)	6/17/31	15,534	—	15,534
TWD	1,371,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.30% (pays quarterly)	6/17/31	607	—	607
TWD	1,578,000	Receives	3-month TWD TAIBOR (pays quarterly)	2.32% (pays quarterly)	6/17/31	(33,148)	—	(33,148)
TWD	395,400	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	84,032	—	84,032
TWD	935,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	198,172	—	198,172
TWD	999,100	Receives	3-month TWD TAIBOR (pays quarterly)	2.22% (pays quarterly)	9/16/31	209,583	—	209,583
TWD	1,254,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.23% (pays quarterly)	9/16/31	253,660	—	253,660
TWD	1,359,500	Receives	3-month TWD TAIBOR (pays quarterly)	2.23% (pays quarterly)	9/16/31	270,209	—	270,209
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	95,080	559	95,639
Total						$5,971,375	$559	$5,971,934

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	TRY	3,457,449	Receives	1-day TRY TRLEF (pays quarterly)	39.34% (pays quarterly)	6/3/27	$(287,621)
JPMorgan Chase Bank, N.A.	TRY	3,457,449	Receives	1-day TRY TRLEF (pays quarterly)	39.37% (pays quarterly)	6/4/27	(306,281)
JPMorgan Chase Bank, N.A.	TRY	3,457,448	Receives	1-day TRY TRLEF (pays quarterly)	39.35% (pays quarterly)	6/12/27	(338,907)
JPMorgan Chase Bank, N.A.	TRY	2,026,780	Receives	1-day TRY TRLEF (pays annually)	37.48% (pays annually)	6/3/28	372,755
Total							$(560,054)

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$53,437	1.00% (pays quarterly)(4)	0.65%	6/20/31	$888,184	$(396,950)	$491,234
Total	$53,437				$888,184	$(396,950)	$491,234

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahrain	$17,100	1.00% (pays quarterly)(4)	12/20/35	$2,466,116	$(1,678,189)	$787,927
Korea	560,280	1.00% (pays quarterly)(4)	6/20/31	(19,661,879)	16,956,858	(2,705,021)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	50	1.00% (pays quarterly)(4)	6/20/30	20	(832)	(812)
Markit CDX Emerging Markets Index (CDX.EM.44.V1)	130,974	1.00% (pays quarterly)(4)	12/20/30	464,318	(2,597,086)	(2,132,768)
Markit CDX Emerging Markets Index (CDX.EM.45.V1)	786,620	1.00% (pays quarterly)(4)	6/20/31	14,415,243	(33,751,028)	(19,335,785)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V3)	428,962	5.00% (pays quarterly)(4)	12/20/30	(34,740,511)	32,623,585	(2,116,926)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V2)	56,878	5.00% (pays quarterly)(4)	6/20/31	(4,580,282)	2,216,510	(2,363,772)
Poland	67,709	1.00% (pays quarterly)(4)	6/20/31	(1,518,524)	1,015,327	(503,197)
Qatar	155,254	1.00% (pays quarterly)(4)	6/20/31	(4,438,971)	3,302,414	(1,136,557)
Saudi Arabia	246,158	1.00% (pays quarterly)(4)	12/20/30	(4,189,543)	2,246,159	(1,943,384)

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Saudi Arabia	$213,000	1.00% (pays quarterly)(4)	12/20/33	$(2,278,638)	$179,743	$(2,098,895)
Saudi Arabia	193,736	1.00% (pays quarterly)(4)	12/20/35	(959,454)	(1,582,441)	(2,541,895)
Saudi Arabia	164,500	1.00% (pays quarterly)(4)	6/20/36	(596,994)	64,329	(532,665)
South Africa	785,793	1.00% (pays quarterly)(4)	12/20/30	4,131,573	(14,664,850)	(10,533,277)
Total				$(51,487,526)	$4,330,499	$(47,157,027)

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Cameroon	Barclays Bank PLC	$2,604	1.00% (pays quarterly)(4)	4.63%	12/20/28	$(199,599)	$292,904	$93,305
Ghana	Barclays Bank PLC	14,150	1.00% (pays quarterly)(4)	1.86	12/20/26	(31,549)	38,366	6,817
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(4)	0.86	6/20/27	39,616	386,263	425,879
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(4)	0.86	6/20/27	35,563	347,155	382,718
Petroleos Mexicanos	Barclays Bank PLC	10,911	1.00% (pays quarterly)(4)	0.97	12/20/26	13,349	53,366	66,715
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(4)	0.97	12/20/26	11,270	53,389	64,659
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(4)	1.17	6/20/27	(4,603)	169,051	164,448
Petroleos Mexicanos	Barclays Bank PLC	19,440	1.00% (pays quarterly)(4)	1.17	6/20/27	(7,805)	245,726	237,921
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(4)	1.17	6/20/27	(1,716)	52,154	50,438
Petroleos Mexicanos	Goldman Sachs International	21,586	1.00% (pays quarterly)(4)	1.17	6/20/27	(8,667)	265,129	256,462
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	8,173	1.00% (pays quarterly)(4)	1.15	6/20/27	(1,483)	111,807	110,324
Total		$133,735				$(155,624)	$2,015,310	$1,859,686

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Bank of America, N.A.	$3,833	5.00% (pays quarterly)(4)	12/20/26	$(80,898)	$27,061	$(53,837)
Ecuador	Barclays Bank PLC	2,149	5.00% (pays quarterly)(4)	12/20/26	(45,356)	12,608	(32,748)
Ivory Coast	Barclays Bank PLC	31,921	1.00% (pays quarterly)(4)	6/20/27	(75,179)	(489,128)	(564,307)
Saudi Arabia	BNP Paribas	118,500	1.00% (pays quarterly)(4)	12/20/30	(2,016,838)	1,188,498	(828,340)
Saudi Arabia	BNP Paribas	148,492	1.00% (pays quarterly)(4)	12/20/30	(2,527,294)	1,430,194	(1,097,100)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(4)	6/20/35	(361,494)	(534,290)	(895,784)
United States	Barclays Bank PLC	153,715	0.25% (pays quarterly)(4)	12/20/30	825,710	(666,477)	159,233
United States	BNP Paribas	12,024	0.25% (pays quarterly)(4)	12/20/30	64,589	(69,721)	(5,132)
United States	BNP Paribas	15,192	1.00% (pays quarterly)(4)	6/20/31	85,574	(135,628)	(50,054)
United States	Deutsche Bank AG	8,016	0.25% (pays quarterly)(4)	12/20/30	35,437	(39,477)	(4,040)
Total					$(4,095,749)	$723,640	$(3,372,109)

(1)
If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $187,172,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	80,047	Total Return on PEN 246,388,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	8/10/26	$562,941
Barclays Bank PLC	USD	14,622	Total Return on PEN 44,797,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	8/10/26	58,415

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	21,906	Total Return on PEN 67,197,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	8/10/26	$78,230
Citibank, N.A.	USD	1,828	Total Return on GHS 19,968,000 Republic of Ghana Government Bonds, 8.35%, 2/16/27 (pays upon termination)	Fully Funded[1]	2/16/27	(64,108)
Citibank, N.A.	USD	12,667	Total Return on PEN 40,900,000 Peru Government Bonds, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.70% on Notional Amount (pays upon termination)	9/16/26	79,015
Goldman Sachs International	USD	23,970	SOFR - 0.25% on Notional Amount (pays upon termination)	Total Return on iShares Semiconductor ETF (pays upon termination)	8/5/26	(798,225)
Goldman Sachs International	USD	34,971	Total Return on PEN 107,017,777 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/5/26	24,357
Goldman Sachs International	USD	7,475	Total Return on PEN 22,858,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/30/26	21,672
Goldman Sachs International	USD	8,021	Total Return on PEN 24,491,000 Peru Government Bonds, 7.60%, 8/12/39 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/30/26	12,302
ICBC Standard Bank plc	USD	5,410	Total Return on UZS 63,315,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	473,131
ICBC Standard Bank plc	USD	6,967	Total Return on UZS 80,199,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/6/29 (pays upon termination)	Fully Funded[1]	2/6/29	484,814
ICBC Standard Bank plc	USD	2,522	Total Return on UZS 29,126,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	102,470
ICBC Standard Bank plc	USD	3,497	Total Return on UZS 40,098,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	116,843

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	43,941	Australian Overnight Index Average Rate on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	$(2,059,761)
JPMorgan Chase Bank, N.A.	AUD	33,286	Australian Overnight Index Average Rate on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(2,799,205)
JPMorgan Chase Bank, N.A.	AUD	28,165	Australian Overnight Index Average Rate on Notional Amount (pays upon termination)	Total Return on S&P/ASX 200 Banks Index (pays upon termination)	11/30/26	(1,597,349)
JPMorgan Chase Bank, N.A.	USD	14,500	SOFR - 0.85% on Notional Amount (pays upon termination)	Total Return on J.P. Morgan EMBI Global Diversified Index (pays upon termination)	8/14/26	164,138
JPMorgan Chase Bank, N.A.	USD	28,398	Total Return on EGP 1,676,750,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/16/27	(143,236)
Standard Chartered Bank	USD	45,491	Total Return on EGP 2,636,825,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/14/26	(1,069,848)
Standard Chartered Bank	USD	75,049	Total Return on EGP 3,856,875,000 Egypt Treasury Bills, 0.00%, 9/15/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	9/15/26	(2,033,344)
						$(8,386,748)

[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FTSE	– Financial Times Stock Exchange
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
LME	– London Metal Exchange

OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TRLEF	Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AED	– United Arab Emirates Dirham
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar

BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

COP	– Colombian Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit

NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Shilling
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha
Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2026 were $41,743,708 or 0.5% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including futures style options, futures contracts and options thereon that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, forward volatility agreement and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions, and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Australia & New Zealand Banking Group Ltd.	7/27/26	8/5/26(1)	2.71%	NZD	278,531,874	$164,117,903
Barclays Bank PLC	1/12/26	On Demand(1)	4.05	USD	9,642,400	9,859,354
Barclays Bank PLC	6/18/26	On Demand(1)	4.25	USD	23,321,165	23,431,293
Barclays Bank PLC	6/18/26	On Demand(1)	4.35	USD	16,281,250	16,359,943
JPMorgan Chase Bank, N.A.	7/1/26	On Demand(1)	4.20	USD	32,350,985	32,464,214
JPMorgan Chase Bank, N.A.	7/22/26	On Demand(1)	2.70	NZD	163,705,159	96,487,575
JPMorgan Chase Bank, N.A.	7/24/26	On Demand(1)	4.60	USD	30,501,533	30,517,123
JPMorgan Chase Bank, N.A.	7/24/26	On Demand(1)	4.65	USD	6,930,000	6,933,581
JPMorgan Chase Bank, N.A.	7/24/26	On Demand(1)	5.75	USD	10,066,000	10,072,431
Merrill Lynch International	6/23/26	On Demand(1)	4.12	USD	16,235,000	16,305,604
Merrill Lynch International	6/23/26	On Demand(1)	4.20	USD	22,468,750	22,568,361
Merrill Lynch International	7/13/26	On Demand(1)	2.67	NZD	194,821,048	114,902,578
Nomura International PLC	3/12/26	On Demand(1)	4.15	USD	17,478,360	17,762,456
Nomura International PLC	6/16/26	On Demand(1)	4.15	USD	17,184,375	17,273,519
Nomura International PLC	6/16/26	On Demand(1)	4.20	USD	31,166,087	31,329,709
Nomura International PLC	7/30/26	On Demand(1)	3.93	USD	33,405,774	33,398,479
Total						$643,784,123

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. At July 31,2026, the underlying collateral for all open reverse repurchase agreements was comprised of Foreign Corporate Bonds and Sovereign Government Bonds having an aggregate market value of $675,894,338.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2026.
Restricted Securities
At July 31, 2026, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$8,600,000	$13,758,623
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	18,980,000
Total Restricted Securities			$21,600,000	$32,738,623

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $166,582,062, which represents 2.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$50,811,646	$5,405,013,276	$(5,289,242,860)	$ —	$ —	$166,582,062	$9,269,958	166,582,062

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$34,908,879	$ —	$34,908,879
Common Stocks	47,210,381	904,060,512 *	—	951,270,893
Convertible Bonds	—	487,161	—	487,161
Credit Linked Notes	—	5,863,471	—	5,863,471
Foreign Corporate Bonds	—	665,674,837	0	665,674,837
Insurance Linked Securities	—	—	157,840,044	157,840,044
Preferred Stocks	4,385,806	—	—	4,385,806
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	122,615,338	—	122,615,338
Sovereign Government Bonds	—	3,737,077,500	—	3,737,077,500
Sovereign Loans	—	205,367,451	—	205,367,451
U.S. Government Guaranteed Small Business Administration Loans	—	3,131,212	—	3,131,212
Short-Term Investments:
Affiliated Fund	166,582,062	—	—	166,582,062
Repurchase Agreements	—	1,106,506,441	—	1,106,506,441
Sovereign Government Securities	—	1,181,861,648	—	1,181,861,648
U.S. Treasury Obligations	—	195,036,927	—	195,036,927
Purchased Currency Options	—	10,111,674	—	10,111,674
Purchased Interest Rate Swaptions	—	13,571,567	—	13,571,567
Purchased Call Options	917,243	—	—	917,243

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Purchased Put Options	$9,647,854	$ —	$ —	$9,647,854
Total Investments	$228,743,346	$8,186,274,618	$157,840,044	$8,572,858,008
Forward Foreign Currency Exchange Contracts	$ —	$136,131,806	$ —	$136,131,806
Forward Volatility Agreements	—	311,714	—	311,714
Futures Contracts	5,456,483	—	—	5,456,483
Purchased Call Futures Style Options	661,290	—	—	661,290
Swap Contracts	—	61,537,330	—	61,537,330
Total	$234,861,119	$8,384,255,468	$157,840,044	$8,776,956,631
Liability Description
Securities Sold Short	$(287,215,105)	$(764,355,493)	$ —	$(1,051,570,598)
Written Currency Options	—	(5,959,252)	—	(5,959,252)
Forward Foreign Currency Exchange Contracts	—	(132,571,201)	—	(132,571,201)
Non-Deliverable Bond Forward Contracts	—	(4,900,426)	—	(4,900,426)
Futures Contracts	(11,801,199)	(4,215,986)	—	(16,017,185)
Purchased Call Futures Style Options	(5,515,916)	—	—	(5,515,916)
Swap Contracts	—	(119,363,472)	—	(119,363,472)
Total	$(304,532,220)	$(1,031,365,830)	$ —	$(1,335,898,050)

*
Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2025	$0	$81,103,013	$13,836,167	$94,939,180
Realized gains (losses)	—	60,221	(437,734)	(377,513)
Change in net unrealized appreciation (depreciation)	—	13,665,649	250,383	13,916,032
Cost of purchases	136,718	92,841,818	—	92,978,536
Proceeds from sales, including return of capital	(136,718)	(29,830,657)	(13,829,731)	(43,797,106)
Accrued discount (premium)	—	—	180,915	180,915
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of July 31, 2026	$0	$157,840,044	$ —	$157,840,044
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2026	$(136,718)	$257,537,836	$ —	$257,401,118

*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.

Global Macro Absolute Return Advantage Portfolio
July 31, 2026
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2026:
Type of Investment	Fair Value as of July 31, 2026	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase

*
Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Investment Valuation - Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.
Forward Volatility Agreements - Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.